Quarterly Holdings Report
for
Fidelity® Total Bond ETF
November 30, 2022
T14-NPRT1-0123
1.9862234.108
Corporate Bonds - 35.9%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		400,000	356,989
3.375% 8/15/26		1,428,000	924,630
			1,281,619
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		30,322	200,580
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		52,465	347,056
			547,636
TOTAL CONVERTIBLE BONDS			1,829,255
Nonconvertible Bonds - 35.8%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.2%
Altice France SA:
5.125% 1/15/29(d)		515,000	405,563
5.5% 1/15/28(d)		630,000	525,048
AT&T, Inc.:
2.55% 12/1/33		3,728,000	2,928,758
3.8% 12/1/57		3,772,000	2,738,351
4.3% 2/15/30		315,000	299,280
4.5% 3/9/48		10,000	8,336
5.15% 11/15/46		500,000	461,625
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		453,000	402,604
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		85,000	73,285
5.625% 9/15/28(d)		70,000	53,262
Cogent Communications Group, Inc. 7% 6/15/27 (d)		505,000	492,375
Frontier Communications Holdings LLC:
5% 5/1/28(d)		210,000	186,900
5.875% 10/15/27(d)		770,000	732,670
6.75% 5/1/29(d)		1,620,000	1,361,011
8.75% 5/15/30(d)		235,000	243,108
IHS Holding Ltd. 5.625% 11/29/26 (d)		210,000	164,889
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		65,000	47,996
4.25% 7/1/28(d)		390,000	305,366
4.625% 9/15/27(d)		1,000,000	842,500
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		225,000	155,250
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		1,080,000	1,015,200
Qtel International Finance Ltd. 2.625% 4/8/31 (d)		300,000	256,500
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,300,000	1,183,130
Sprint Capital Corp.:
6.875% 11/15/28		3,988,000	4,225,725
8.75% 3/15/32		310,000	370,652
Telecom Italia Capital SA 6% 9/30/34		693,000	535,197
Telecom Italia SpA 5.303% 5/30/24 (d)		210,000	203,385
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		235,000	221,572
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		1,000,000	895,500
Verizon Communications, Inc.:
2.1% 3/22/28		1,241,000	1,085,785
2.55% 3/21/31		4,346,000	3,623,219
2.987% 10/30/56		1,624,000	1,024,408
3% 3/22/27		221,000	207,251
4.862% 8/21/46		875,000	798,816
5.012% 4/15/49		38,000	35,394
Virgin Media Finance PLC 5% 7/15/30 (d)		405,000	330,174
Windstream Escrow LLC 7.75% 8/15/28 (d)		985,000	861,875
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		205,000	146,835
6.125% 3/1/28(d)		790,000	428,575
			29,877,370
Entertainment - 0.1%
Allen Media LLC 10.5% 2/15/28 (d)		400,000	169,692
The Walt Disney Co.:
3.8% 3/22/30		1,824,000	1,713,399
4.7% 3/23/50		1,346,000	1,259,389
			3,142,480
Interactive Media & Services - 0.0%
Baidu, Inc. 1.72% 4/9/26		375,000	332,869
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		250,000	224,188
2.88% 4/22/31(d)		300,000	247,752
			804,809
Media - 1.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		1,000,000	782,820
Altice Financing SA 5% 1/15/28 (d)		200,000	163,176
Altice France Holding SA 6% 2/15/28 (d)		1,435,000	963,244
Cable Onda SA 4.5% 1/30/30 (d)		340,000	284,750
Cable One, Inc. 4% 11/15/30 (d)		200,000	161,142
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30(d)		225,000	189,563
4.5% 5/1/32		460,000	379,622
4.75% 3/1/30(d)		3,679,000	3,162,921
5% 2/1/28(d)		200,000	183,852
5.125% 5/1/27(d)		370,000	350,201
5.375% 6/1/29(d)		1,314,000	1,192,416
5.5% 5/1/26(d)		100,000	97,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33		1,842,000	1,614,541
5.25% 4/1/53		2,636,000	2,118,060
5.375% 5/1/47		3,681,000	3,045,243
5.5% 4/1/63		2,636,000	2,112,059
5.75% 4/1/48		1,936,000	1,665,527
6.484% 10/23/45		197,000	185,587
Comcast Corp.:
3.9% 3/1/38		71,000	62,026
4.65% 7/15/42		162,000	148,472
CSC Holdings LLC:
4.125% 12/1/30(d)		325,000	249,438
5.375% 2/1/28(d)		1,415,000	1,266,627
5.5% 4/15/27(d)		600,000	549,750
5.75% 1/15/30(d)		955,000	650,355
Discovery Communications LLC:
3.625% 5/15/30		5,007,000	4,218,186
4.65% 5/15/50		1,770,000	1,277,821
DISH DBS Corp. 7.75% 7/1/26		200,000	167,520
DISH Network Corp. 11.75% 11/15/27 (d)		1,620,000	1,665,085
Fox Corp.:
4.03% 1/25/24		101,000	99,652
4.709% 1/25/29		145,000	140,129
5.476% 1/25/39		143,000	131,686
5.576% 1/25/49		95,000	85,196
Gray Television, Inc. 4.75% 10/15/30 (d)		195,000	144,279
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	300,000	298,445
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		200,000	165,147
Magallanes, Inc.:
3.428% 3/15/24(d)		1,097,000	1,065,141
3.638% 3/15/25(d)		601,000	573,859
3.755% 3/15/27(d)		1,175,000	1,070,757
4.054% 3/15/29(d)		407,000	356,422
4.279% 3/15/32(d)		2,434,000	2,066,464
5.05% 3/15/42(d)		847,000	678,064
5.141% 3/15/52(d)		1,309,000	1,014,293
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		460,000	376,142
6.5% 9/15/28(d)		955,000	515,414
Sirius XM Radio, Inc. 4.125% 7/1/30 (d)		635,000	535,826
TEGNA, Inc. 4.75% 3/15/26 (d)		600,000	586,467
Time Warner Cable LLC:
5.5% 9/1/41		16,000	13,620
5.875% 11/15/40		1,356,000	1,201,856
6.55% 5/1/37		157,000	150,478
6.75% 6/15/39		674,000	655,035
7.3% 7/1/38		211,000	215,767
Univision Communications, Inc. 6.625% 6/1/27 (d)		165,000	160,798
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		410,000	342,398
VZ Secured Financing BV 5% 1/15/32 (d)		900,000	744,750
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		670,000	543,551
6% 1/15/27(d)		400,000	369,000
			43,207,640
Wireless Telecommunication Services - 0.6%
AXIAN Telecom 7.375% 2/16/27 (d)		200,000	173,725
Bharti Airtel International BV 5.35% 5/20/24 (d)		200,000	198,850
CT Trust 5.125% 2/3/32 (d)		350,000	301,722
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		565,000	519,800
Millicom International Cellular SA:
4.5% 4/27/31(d)		1,343,000	1,098,406
6.25% 3/25/29(d)		630,000	596,994
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (d)		225,000	218,433
Rogers Communications, Inc.:
3.2% 3/15/27(d)		1,271,000	1,186,011
3.8% 3/15/32(d)		1,109,000	981,788
Sprint Corp.:
7.125% 6/15/24		200,000	204,237
7.875% 9/15/23		519,000	530,231
T-Mobile U.S.A., Inc.:
3.875% 4/15/30		6,967,000	6,398,738
4.375% 4/15/40		207,000	180,048
4.5% 4/15/50		407,000	343,786
4.75% 2/1/28		135,000	131,116
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(e)	GBP	385,000	436,180
6.25% 10/3/78 (Reg. S)(e)		200,000	192,500
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		575,000	326,061
			14,018,626
TOTAL COMMUNICATION SERVICES			91,050,925

CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		225,000	171,183
Tupy Overseas SA 4.5% 2/16/31 (d)		200,000	158,975
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	400,000	368,834
			698,992
Automobiles - 0.6%
Ford Motor Co. 3.25% 2/12/32		400,000	317,581
General Motors Financial Co., Inc.:
4% 1/15/25		50,000	48,656
4.25% 5/15/23		5,000	4,982
4.35% 4/9/25		12,880,000	12,605,920
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(e)(f)		445,000	429,425
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (d)		811,000	803,485
			14,210,049
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		1,670,000	1,587,857
Service Corp. International 5.125% 6/1/29		615,000	582,519
			2,170,376
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(d)		955,000	804,263
5.75% 4/15/25(d)		130,000	130,325
Aramark Services, Inc.:
5% 4/1/25(d)		275,000	268,125
5% 2/1/28(d)		1,496,000	1,399,014
Boyd Gaming Corp.:
4.75% 12/1/27		380,000	353,400
4.75% 6/15/31(d)		400,000	349,000
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		600,000	502,500
6.25% 7/1/25(d)		595,000	588,040
8.125% 7/1/27(d)		590,000	592,242
Carnival Corp.:
7.625% 3/1/26(d)		950,000	800,375
10.5% 2/1/26(d)		600,000	607,260
10.5% 6/1/30(d)		405,000	346,737
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		400,000	353,160
6.75% 1/15/30(d)		1,700,000	1,431,910
Garden SpinCo Corp. 8.625% 7/20/30 (d)		90,000	95,548
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		300,000	222,000
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		580,000	574,200
McDonald's Corp.:
3.5% 7/1/27		269,000	257,315
3.6% 7/1/30		319,000	298,202
4.2% 4/1/50		1,792,000	1,531,306
Melco Resorts Finance Ltd.:
5.375% 12/4/29(d)		200,000	157,000
5.75% 7/21/28(d)		220,000	178,750
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		250,000	222,078
NCL Finance Ltd. 6.125% 3/15/28 (d)		1,300,000	1,001,881
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26(d)		1,000,000	867,500
11.5% 6/1/25(d)		149,000	159,430
11.625% 8/15/27(d)		60,000	61,050
Station Casinos LLC 4.5% 2/15/28 (d)		610,000	538,038
Viking Cruises Ltd. 13% 5/15/25 (d)		400,000	424,886
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	100,000	101,668
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27(d)		340,000	311,474
5.5% 3/1/25(d)		300,000	287,979
Wynn Macau Ltd.:
4.875% 10/1/24(d)		325,000	302,656
5.5% 10/1/27(d)		100,000	84,750
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (d)		325,000	325,689
Yum! Brands, Inc.:
3.625% 3/15/31		400,000	333,500
4.625% 1/31/32		600,000	527,954
			17,391,205
Household Durables - 0.0%
Newell Brands, Inc. 5.625% 4/1/36 (g)		55,000	47,077
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	255,000	204,919
			251,996
Internet & Direct Marketing Retail - 0.1%
B2W Digital Lux SARL 4.375% 12/20/30 (d)		240,000	148,140
JD.com, Inc. 3.375% 1/14/30		255,000	224,132
Match Group Holdings II LLC 4.125% 8/1/30 (d)		85,000	70,975
Meituan:
2.125% 10/28/25(d)		400,000	349,000
3.05% 10/28/30(d)		200,000	147,475
Prosus NV 4.193% 1/19/32 (d)		400,000	316,000
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		397,000	301,720
			1,557,442
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		564,000	539,661
Mattel, Inc. 5.875% 12/15/27 (d)		15,000	14,668
			554,329
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25		2,307,000	2,260,347
John Lewis PLC 6.125% 1/21/25	GBP	835,000	965,601
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	525,000	551,725
			3,777,673
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30		127,000	114,364
AutoZone, Inc.:
3.625% 4/15/25		179,000	174,077
4% 4/15/30		3,783,000	3,537,533
Bath & Body Works, Inc. 6.625% 10/1/30 (d)		1,000,000	936,180
Carvana Co. 5.875% 10/1/28 (d)		600,000	210,570
LBM Acquisition LLC 6.25% 1/15/29 (d)		595,000	409,844
Lowe's Companies, Inc.:
3.35% 4/1/27		191,000	181,253
3.75% 4/1/32		586,000	533,794
4.25% 4/1/52		2,401,000	1,959,830
4.45% 4/1/62		2,460,000	1,988,469
4.5% 4/15/30		606,000	589,610
Michaels Companies, Inc. 7.875% 5/1/29 (d)		500,000	295,625
O'Reilly Automotive, Inc. 4.2% 4/1/30		188,000	178,146
Sally Holdings LLC 5.625% 12/1/25		15,000	14,359
TJX Companies, Inc. 3.875% 4/15/30		4,000	3,777
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	290,000	231,980
			11,359,411
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (d)		600,000	479,436
The William Carter Co. 5.625% 3/15/27 (d)		105,000	100,694
Wolverine World Wide, Inc. 4% 8/15/29 (d)		400,000	296,000
			876,130
TOTAL CONSUMER DISCRETIONARY			52,847,603

CONSUMER STAPLES - 2.0%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc. 4.9% 2/1/46		311,000	290,935
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	75,000	97,691
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		9,534,000	8,804,761
4.35% 6/1/40		624,000	563,279
4.5% 6/1/50		6,964,000	6,296,260
4.6% 6/1/60		670,000	603,306
4.75% 4/15/58		350,000	319,879
5.45% 1/23/39		377,000	385,434
5.55% 1/23/49		2,806,000	2,872,858
5.8% 1/23/59 (Reg. S)		1,068,000	1,132,006
Central American Bottling Corp. 5.25% 4/27/29 (d)		200,000	178,750
Molson Coors Beverage Co. 3% 7/15/26		4,389,000	4,116,706
The Coca-Cola Co.:
3.375% 3/25/27		1,134,000	1,097,641
3.45% 3/25/30		562,000	523,379
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		475,000	369,685
			27,652,570
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (d)		1,200,000	1,070,688
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		305,000	292,381
Performance Food Group, Inc.:
5.5% 10/15/27(d)		740,000	714,100
6.875% 5/1/25(d)		415,000	415,000
Sysco Corp.:
5.95% 4/1/30		948,000	991,286
6.6% 4/1/50		530,000	591,267
U.S. Foods, Inc. 6.25% 4/15/25 (d)		270,000	272,522
			4,347,244
Food Products - 0.4%
Adecoagro SA 6% 9/21/27 (d)		250,000	232,078
BRF SA 4.875% 1/24/30 (d)		115,000	95,224
Camposol SA 6% 2/3/27 (d)		150,000	87,450
Darling Ingredients, Inc.:
5.25% 4/15/27(d)		381,000	368,751
6% 6/15/30(d)		130,000	126,775
JBS U.S.A. Food Co. 3.625% 1/15/32 (d)		80,000	66,000
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27(d)		2,610,000	2,274,928
3% 5/15/32(d)		2,405,000	1,884,931
5.125% 2/1/28(d)		910,000	867,760
5.5% 1/15/30(d)		1,863,000	1,786,915
5.75% 4/1/33(d)		1,870,000	1,811,525
Post Holdings, Inc.:
4.5% 9/15/31(d)		51,000	43,463
4.625% 4/15/30(d)		180,000	157,923
5.5% 12/15/29(d)		635,000	583,225
5.625% 1/15/28(d)		130,000	124,024
5.75% 3/1/27(d)		196,000	191,070
TreeHouse Foods, Inc. 4% 9/1/28		670,000	570,820
			11,272,862
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (d)		220,000	212,540
Natura Cosmeticos SA 4.125% 5/3/28 (d)		200,000	157,560
			370,100
Tobacco - 0.3%
Altria Group, Inc.:
3.875% 9/16/46		703,000	478,809
4.25% 8/9/42		448,000	334,039
4.5% 5/2/43		289,000	218,066
4.8% 2/14/29		86,000	82,549
5.375% 1/31/44		532,000	463,501
5.95% 2/14/49		300,000	266,453
BAT Capital Corp.:
4.7% 4/2/27		1,039,000	1,001,774
4.906% 4/2/30		1,236,000	1,141,146
5.282% 4/2/50		1,336,000	1,063,670
Imperial Tobacco Finance PLC:
4.25% 7/21/25(d)		450,000	429,545
6.125% 7/27/27(d)		927,000	927,208
Reynolds American, Inc.:
4.45% 6/12/25		53,000	52,046
4.85% 9/15/23		220,000	219,320
5.7% 8/15/35		28,000	25,849
5.85% 8/15/45		180,000	157,408
			6,861,383
TOTAL CONSUMER STAPLES			50,504,159

ENERGY - 5.0%
Energy Equipment & Services - 0.1%
Guara Norte SARL 5.198% 6/15/34 (d)		187,230	153,915
Halliburton Co.:
3.8% 11/15/25		2,000	1,958
4.85% 11/15/35		55,000	51,547
Oleoducto Central SA 4% 7/14/27 (d)		275,000	236,844
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		460,000	470,178
Technip Energies NV 1.125% 5/28/28	EUR	620,000	522,336
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		200,000	200,600
7.625% 11/7/24(d)		350,000	353,238
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		787,500	765,844
			2,756,460
Oil, Gas & Consumable Fuels - 4.9%
Apache Corp.:
5.1% 9/1/40		160,000	131,600
7.375% 8/15/47		60,000	60,000
Canacol Energy Ltd. 5.75% 11/24/28 (d)		300,000	252,619
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,600,000	5,226,743
3.85% 6/1/27		2,800,000	2,654,217
5.85% 2/1/35		1,246,000	1,217,278
Cenovus Energy, Inc.:
2.65% 1/15/32		634,000	512,069
3.75% 2/15/52		210,000	151,302
5.4% 6/15/47		282,000	260,484
6.75% 11/15/39		895,000	941,634
Cheniere Energy, Inc. 4.625% 10/15/28		390,000	359,923
Citgo Petroleum Corp. 6.375% 6/15/26 (d)		600,000	586,468
CNX Resources Corp. 6% 1/15/29 (d)		95,000	89,797
Columbia Pipeline Group, Inc. 4.5% 6/1/25		30,000	29,545
Comstock Resources, Inc. 6.75% 3/1/29 (d)		800,000	781,320
Continental Resources, Inc. 5.75% 1/15/31 (d)		305,000	285,574
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625% 5/1/27 (d)		2,332,000	2,194,338
CVR Energy, Inc.:
5.25% 2/15/25(d)		400,000	383,408
5.75% 2/15/28(d)		460,000	413,834
DCP Midstream Operating LP:
5.375% 7/15/25		1,139,000	1,124,851
5.625% 7/15/27		390,000	388,425
5.85% 5/21/43(d)(e)		2,132,000	2,085,740
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		250,000	248,875
EG Global Finance PLC:
6.75% 2/7/25(d)		275,000	250,250
8.5% 10/30/25(d)		1,175,000	1,121,338
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		410,000	341,325
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		200,000	193,788
Enbridge, Inc.:
4% 10/1/23		283,000	279,809
4.25% 12/1/26		66,000	63,992
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		285,000	280,497
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		200,000	185,500
Energean PLC 6.5% 4/30/27 (d)		300,000	276,000
Energy Transfer LP:
3.75% 5/15/30		9,939,000	8,809,806
4.2% 9/15/23		72,000	71,474
4.25% 3/15/23		102,000	101,675
4.5% 4/15/24		98,000	96,770
4.95% 6/15/28		246,000	237,965
5% 5/15/50		1,080,000	890,082
5.25% 4/15/29		1,892,000	1,840,595
5.4% 10/1/47		577,000	497,592
5.8% 6/15/38		137,000	127,033
6% 6/15/48		1,869,000	1,716,643
6.25% 4/15/49		109,000	103,078
EnLink Midstream LLC 5.625% 1/15/28 (d)		600,000	585,000
Enterprise Products Operating LP 3.7% 2/15/26		5,310,000	5,135,915
EQM Midstream Partners LP:
6.5% 7/1/27(d)		195,000	189,150
7.5% 6/1/27(d)		425,000	429,509
EQT Corp. 5% 1/15/29		800,000	762,677
Exxon Mobil Corp. 3.482% 3/19/30		2,903,000	2,732,131
FEL Energy VI SARL 5.75% 12/1/40 (d)		188,378	153,528
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		106,336	89,588
2.625% 3/31/36(d)		355,000	281,182
GeoPark Ltd. 5.5% 1/17/27 (d)		200,000	172,750
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		400,000	363,200
7% 8/1/27		422,000	399,845
Hess Corp.:
4.3% 4/1/27		4,084,000	3,925,601
5.6% 2/15/41		2,047,000	1,972,773
5.8% 4/1/47		360,000	349,696
7.125% 3/15/33		110,000	120,299
7.3% 8/15/31		2,372,000	2,606,788
7.875% 10/1/29		303,000	339,218
Hess Midstream Partners LP:
5.125% 6/15/28(d)		420,000	395,413
5.625% 2/15/26(d)		505,000	496,410
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(d)		600,000	546,697
6.375% 4/15/27(d)		180,000	176,110
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		190,000	189,315
5.5% 3/1/44		287,000	266,121
6.55% 9/15/40		13,000	13,125
Kinder Morgan, Inc.:
5.05% 2/15/46		34,000	29,405
5.55% 6/1/45		193,000	180,112
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		425,000	378,064
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (d)		250,000	245,314
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		200,000	165,000
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		375,000	355,800
MEG Energy Corp. 7.125% 2/1/27 (d)		910,000	924,733
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(h)		269,000	0
MPLX LP:
4.5% 7/15/23		133,000	132,199
4.8% 2/15/29		83,000	79,882
4.875% 12/1/24		160,000	158,619
4.95% 9/1/32		1,725,000	1,632,766
5.5% 2/15/49		249,000	223,709
New Fortress Energy, Inc. 6.5% 9/30/26 (d)		1,100,000	1,063,101
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		400,000	361,287
Occidental Petroleum Corp.:
4.2% 3/15/48		210,000	161,700
4.3% 8/15/39		105,000	85,050
4.4% 4/15/46		410,000	323,900
4.4% 8/15/49		255,000	198,998
5.55% 3/15/26		1,088,000	1,088,000
6.2% 3/15/40		250,000	244,368
6.45% 9/15/36		858,000	860,145
6.6% 3/15/46		216,000	220,320
7.5% 5/1/31		5,461,000	5,925,185
7.875% 9/15/31		65,000	71,175
Ovintiv, Inc.:
5.15% 11/15/41		1,386,000	1,253,821
6.625% 8/15/37		1,341,000	1,385,597
7.375% 11/1/31		290,000	314,281
8.125% 9/15/30		652,000	724,737
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		300,000	273,828
Petrobras Global Finance BV 6.75% 6/3/50		350,000	298,043
Petroleos Mexicanos:
4.5% 1/23/26		907,000	816,300
5.95% 1/28/31		3,253,000	2,432,593
6.35% 2/12/48		11,201,000	6,776,605
6.49% 1/23/27		435,000	393,588
6.5% 3/13/27		1,894,000	1,707,630
6.625% 6/15/35		500,000	351,550
6.7% 2/16/32		750,000	578,138
6.75% 9/21/47		1,870,000	1,189,788
6.84% 1/23/30		1,668,000	1,369,428
6.95% 1/28/60		2,120,000	1,336,236
7.69% 1/23/50		10,977,000	7,472,044
Petronas Capital Ltd. 3.404% 4/28/61 (d)		90,000	63,382
Phillips 66 Co.:
3.7% 4/6/23		76,000	75,815
3.85% 4/9/25		98,000	95,831
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		3,078,000	2,682,341
3.6% 11/1/24		139,000	134,086
PT Adaro Indonesia 4.25% 10/31/24 (d)		300,000	288,431
PT Pertamina Persero 4.175% 1/21/50 (d)		75,000	58,133
Qatar Petroleum:
1.375% 9/12/26(d)		400,000	353,984
2.25% 7/12/31(d)		360,000	299,250
3.125% 7/12/41(d)		85,000	64,297
3.3% 7/12/51(d)		520,000	377,098
Range Resources Corp. 4.875% 5/15/25		400,000	387,616
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		150,000	134,250
Sabine Pass Liquefaction LLC 4.5% 5/15/30		1,431,000	1,352,120
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		685,000	625,063
3.5% 4/16/29(d)		605,000	559,625
3.5% 11/24/70(d)		95,000	65,669
4.25% 4/16/39(d)		615,000	553,654
SM Energy Co. 6.75% 9/15/26		600,000	588,000
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		490,000	424,285
5.875% 3/15/28		610,000	580,992
6% 4/15/27		10,000	9,859
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)		1,000,000	904,990
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.5% 3/1/30		100,000	95,610
6.5% 7/15/27		200,000	201,086
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		275,000	193,188
The Williams Companies, Inc.:
3.5% 11/15/30		4,561,000	4,036,103
3.9% 1/15/25		521,000	508,871
4% 9/15/25		180,000	175,491
4.5% 11/15/23		51,000	50,596
4.65% 8/15/32		1,793,000	1,698,402
5.3% 8/15/52		406,000	372,935
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		167,000	146,689
3.95% 5/15/50		542,000	422,754
Tullow Oil PLC 10.25% 5/15/26 (d)		331,000	284,660
Venture Global Calcasieu Pass LLC 3.875% 11/1/33 (d)		400,000	325,298
Western Gas Partners LP:
3.35% 2/1/25		255,000	244,420
3.95% 6/1/25		178,000	170,435
4.3% 2/1/30		420,000	374,258
4.5% 3/1/28		300,000	278,250
4.65% 7/1/26		156,000	151,715
4.75% 8/15/28		80,000	74,000
5.3% 3/1/48		150,000	124,644
5.5% 2/1/50		50,000	40,750
YPF SA:
8.5% 3/23/25(d)		218,750	190,313
8.75% 4/4/24(d)		280,000	259,140
			125,438,715
TOTAL ENERGY			128,195,175

FINANCIALS - 13.4%
Banks - 5.6%
Access Bank PLC 6.125% 9/21/26 (d)		300,000	232,744
AIB Group PLC:
2.25% 4/4/28 (Reg. S)(e)	EUR	1,275,000	1,189,105
2.875% 5/30/31 (Reg. S)(e)	EUR	365,000	339,156
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (e)	EUR	265,000	224,005
Bank of America Corp.:
2.299% 7/21/32(e)		2,050,000	1,606,226
3.419% 12/20/28(e)		13,420,000	12,237,070
3.5% 4/19/26		227,000	217,655
3.864% 7/23/24(e)		250,000	247,416
3.95% 4/21/25		229,000	223,806
4.2% 8/26/24		160,000	157,758
4.25% 10/22/26		2,667,000	2,611,398
4.45% 3/3/26		2,428,000	2,388,073
5.015% 7/22/33(e)		11,427,000	11,031,839
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(e)	EUR	550,000	481,504
2.029% 9/30/27(d)(e)		955,000	791,953
Barclays PLC:
2.645% 6/24/31(e)		5,000,000	3,883,741
2.852% 5/7/26(e)		1,317,000	1,214,293
4.375% 1/12/26		200,000	192,352
5.262% 1/29/34 (Reg. S)(e)	EUR	120,000	126,566
5.746% 8/9/33(e)		670,000	641,761
7.437% 11/2/33(e)		200,000	211,858
8.407% 11/14/32 (Reg. S)(e)	GBP	200,000	249,443
BNP Paribas SA:
2.159% 9/15/29(d)(e)		1,000,000	811,200
2.219% 6/9/26(d)(e)		1,250,000	1,147,961
2.5% 3/31/32 (Reg. S)(e)	EUR	600,000	559,408
BPCE SA 1.5% 1/13/42 (Reg. S) (e)	EUR	1,000,000	889,297
Citigroup, Inc.:
2.75% 1/24/24	GBP	280,000	329,683
3.352% 4/24/25(e)		572,000	553,138
3.875% 3/26/25		2,657,000	2,597,858
4.3% 11/20/26		5,255,000	5,126,279
4.4% 6/10/25		1,348,000	1,325,722
4.412% 3/31/31(e)		6,067,000	5,639,318
4.45% 9/29/27		728,000	701,166
4.91% 5/24/33(e)		2,848,000	2,711,620
5.5% 9/13/25		878,000	891,088
Commerzbank AG 8.625% 2/28/33 (Reg. S) (e)	GBP	100,000	121,683
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(e)		297,000	243,933
Credit Agricole SA 1.25% 10/2/24 (Reg. S)	GBP	300,000	339,009
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (e)	GBP	505,000	520,110
First Citizens Bank & Trust Co.:
3.929% 6/19/24(e)		275,000	271,412
6.125% 3/9/28		174,000	178,483
HSBC Holdings PLC:
4.95% 3/31/30		227,000	217,552
5.402% 8/11/33(e)		515,000	482,183
7.39% 11/3/28(e)		200,000	209,748
8.201% 11/16/34 (Reg. S)(e)	GBP	300,000	376,114
Intesa Sanpaolo SpA:
4.198% 6/1/32(d)(e)		263,000	193,980
5.017% 6/26/24(d)		200,000	192,577
5.71% 1/15/26(d)		3,790,000	3,661,698
JPMorgan Chase & Co.:
2.739% 10/15/30(e)		2,883,000	2,448,597
2.956% 5/13/31(e)		701,000	584,555
3.797% 7/23/24(e)		75,000	74,208
3.875% 9/10/24		190,000	186,738
4.125% 12/15/26		415,000	405,370
4.452% 12/5/29(e)		5,535,000	5,260,855
4.493% 3/24/31(e)		12,124,000	11,494,944
4.586% 4/26/33(e)		5,144,000	4,831,983
4.912% 7/25/33(e)		2,210,000	2,131,135
5.717% 9/14/33(e)		6,900,000	6,825,926
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	290,000	343,102
1.75% 7/11/24 (Reg. S)	GBP	300,000	343,417
Lloyds Banking Group PLC:
1.985% 12/15/31(e)	GBP	140,000	140,766
4.976% 8/11/33(e)		525,000	483,178
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(e)	GBP	345,000	342,520
3.073% 5/22/28(e)		775,000	686,096
3.619% 3/29/29 (Reg. S)(e)	GBP	645,000	677,131
5.125% 5/28/24		2,000,000	1,975,938
7.416% 6/6/33 (Reg. S)(e)	GBP	100,000	120,774
NatWest Markets PLC 2.375% 5/21/23 (d)		1,448,000	1,423,698
Societe Generale:
1.038% 6/18/25(d)(e)		4,000,000	3,649,780
1.488% 12/14/26(d)(e)		1,855,000	1,604,154
4.75% 11/24/25(d)		200,000	190,498
Synchrony Bank:
5.4% 8/22/25		1,668,000	1,633,782
5.625% 8/23/27		1,510,000	1,461,830
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(e)	EUR	395,000	349,322
5.861% 6/19/32(d)(e)		565,000	491,980
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (e)	GBP	150,000	166,858
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	280,000	326,975
2.406% 10/30/25(e)		838,000	789,746
3.526% 3/24/28(e)		2,546,000	2,364,969
4.478% 4/4/31(e)		8,323,000	7,866,637
4.897% 7/25/33(e)		5,696,000	5,488,458
5.013% 4/4/51(e)		3,790,000	3,559,966
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	300,000	361,741
Westpac Banking Corp. 4.11% 7/24/34 (e)		405,000	345,525
			142,225,094
Capital Markets - 3.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		81,000	77,979
4.25% 2/15/24		138,000	136,479
Ares Capital Corp.:
3.875% 1/15/26		2,302,000	2,116,815
4.2% 6/10/24		998,000	967,475
Coinbase Global, Inc.:
3.375% 10/1/28(d)		1,000,000	584,480
3.625% 10/1/31(d)		105,000	56,700
Credit Suisse Group AG:
2.193% 6/5/26(d)(e)		3,100,000	2,611,392
2.593% 9/11/25(d)(e)		1,207,000	1,069,268
3.75% 3/26/25		250,000	221,607
3.8% 6/9/23		906,000	867,458
3.869% 1/12/29(d)(e)		250,000	199,683
4.194% 4/1/31(d)(e)		1,509,000	1,143,990
4.207% 6/12/24(d)(e)		850,000	824,789
4.55% 4/17/26		250,000	217,273
6.537% 8/12/33(d)(e)		8,675,000	7,599,674
7.375% 9/7/33 (Reg. S)(e)	GBP	580,000	648,443
7.75% 3/1/29 (Reg. S)(e)	EUR	400,000	410,204
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(e)	EUR	500,000	482,214
4% 6/24/32 (Reg. S)(e)	EUR	200,000	187,912
4.5% 4/1/25		2,787,000	2,642,572
Deutsche Bank AG New York Branch:
3.729% 1/14/32(e)		3,000,000	2,205,572
5.882% 7/8/31(e)		5,000,000	4,310,665
Goldman Sachs Group, Inc.:
2.383% 7/21/32(e)		2,140,000	1,690,357
3.102% 2/24/33(e)		1,000,000	830,514
3.2% 2/23/23		5,303,000	5,283,909
3.691% 6/5/28(e)		7,179,000	6,714,061
3.75% 5/22/25		200,000	194,293
3.8% 3/15/30		3,352,000	3,046,658
3.814% 4/23/29(e)		1,341,000	1,233,835
4.25% 10/21/25		554,000	543,183
6.75% 10/1/37		6,606,000	7,079,893
Hightower Holding LLC 6.75% 4/15/29 (d)		660,000	547,440
Moody's Corp.:
3.25% 1/15/28		108,000	99,792
3.75% 3/24/25		822,000	800,988
4.875% 2/15/24		101,000	100,759
Morgan Stanley:
3.125% 7/27/26		7,499,000	7,033,910
3.622% 4/1/31(e)		1,770,000	1,577,350
3.737% 4/24/24(e)		407,000	404,189
4.35% 9/8/26		2,767,000	2,693,959
4.431% 1/23/30(e)		2,729,000	2,580,960
4.889% 7/20/33(e)		5,300,000	5,055,662
5% 11/24/25		7,319,000	7,336,096
MSCI, Inc. 4% 11/15/29 (d)		600,000	529,818
UBS Group AG:
1.494% 8/10/27(d)(e)		1,344,000	1,154,879
4.125% 9/24/25(d)		200,000	194,017
4.988% 8/5/33 (Reg. S)(e)		515,000	479,810
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (d)		395,000	357,969
			87,146,945
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		2,615,000	2,406,233
2.45% 10/29/26		954,000	838,848
2.875% 8/14/24		666,000	630,359
3% 10/29/28		1,000,000	844,889
3.3% 1/30/32		1,069,000	851,961
4.125% 7/3/23		255,000	252,709
4.45% 4/3/26		276,000	264,798
4.875% 1/16/24		438,000	431,807
6.5% 7/15/25		603,000	609,187
Ally Financial, Inc.:
1.45% 10/2/23		402,000	388,201
3.05% 6/5/23		1,813,000	1,788,738
4.75% 6/9/27		2,500,000	2,353,835
5.75% 11/20/25		4,266,000	4,209,119
5.8% 5/1/25		832,000	835,434
7.1% 11/15/27		2,250,000	2,313,892
8% 11/1/31		450,000	482,744
Capital One Financial Corp.:
2.6% 5/11/23		1,354,000	1,339,316
2.636% 3/3/26(e)		1,228,000	1,145,166
3.273% 3/1/30(e)		1,571,000	1,345,110
3.65% 5/11/27		5,422,000	5,106,684
3.8% 1/31/28		519,000	484,916
4.927% 5/10/28(e)		2,886,000	2,768,567
4.985% 7/24/26(e)		1,758,000	1,742,649
5.247% 7/26/30(e)		2,270,000	2,163,682
Discover Financial Services:
3.75% 3/4/25		586,000	563,723
4.1% 2/9/27		197,000	185,098
4.5% 1/30/26		5,267,000	5,070,226
6.7% 11/29/32		500,000	508,651
Ford Motor Credit Co. LLC:
4.063% 11/1/24		2,533,000	2,445,221
4.125% 8/17/27		1,400,000	1,277,318
4.687% 6/9/25		275,000	264,601
5.113% 5/3/29		325,000	302,994
5.125% 6/16/25		205,000	198,504
5.584% 3/18/24		1,528,000	1,510,810
Navient Corp. 7.25% 9/25/23		234,000	233,968
OneMain Finance Corp.:
4% 9/15/30		900,000	675,894
6.875% 3/15/25		515,000	500,217
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (d)		300,000	271,275
Synchrony Financial:
3.95% 12/1/27		1,916,000	1,713,028
4.375% 3/19/24		2,272,000	2,231,382
5.15% 3/19/29		2,953,000	2,814,925
Toyota Motor Credit Corp. 2.9% 3/30/23		1,352,000	1,344,130
			57,710,809
Diversified Financial Services - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	978,313
Altus Midstream LP 5.875% 6/15/30 (d)		205,000	192,641
Blackstone Private Credit Fund:
4.7% 3/24/25		4,307,000	4,209,347
4.875% 4/14/26	GBP	505,000	548,926
7.05% 9/29/25(d)		2,166,000	2,170,317
Brixmor Operating Partnership LP:
3.85% 2/1/25		3,770,000	3,616,439
4.05% 7/1/30		890,000	777,801
4.125% 6/15/26		833,000	782,491
4.125% 5/15/29		2,196,000	1,962,680
Corebridge Financial, Inc.:
3.5% 4/4/25(d)		575,000	550,631
3.65% 4/5/27(d)		1,926,000	1,802,844
3.85% 4/5/29(d)		805,000	732,805
3.9% 4/5/32(d)		958,000	844,770
4.35% 4/5/42(d)		218,000	178,483
4.4% 4/5/52(d)		644,000	517,628
Equitable Holdings, Inc.:
3.9% 4/20/23		41,000	40,828
4.35% 4/20/28		1,256,000	1,194,553
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		355,000	341,670
5.25% 5/15/27		615,000	564,263
6.25% 5/15/26		4,329,000	4,238,351
6.375% 12/15/25		1,364,000	1,332,169
Jackson Financial, Inc.:
5.17% 6/8/27		818,000	801,618
5.67% 6/8/32		2,033,000	1,931,458
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	445,000	355,997
M&G PLC:
5.625% 10/20/51 (Reg. S)(e)	GBP	405,000	448,720
6.5% 10/20/48 (Reg. S)(e)		315,000	301,494
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(d)		300,000	267,713
5.5% 4/28/33(d)		200,000	209,750
Pine Street Trust I 4.572% 2/15/29 (d)		514,000	477,749
Pine Street Trust II 5.568% 2/15/49 (d)		800,000	716,631
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		840,000	674,310
			33,763,390
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc. 6% 8/1/29 (d)		600,000	480,000
AIA Group Ltd.:
3.2% 9/16/40(d)		625,000	452,032
3.375% 4/7/30(d)		1,158,000	1,022,288
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)		1,795,000	1,653,366
American International Group, Inc.:
2.5% 6/30/25		1,653,000	1,560,798
3.4% 6/30/30		180,000	160,134
Cloverie PLC 4.5% 9/11/44 (Reg. S) (e)		340,000	319,365
Credit Agricole Assurances SA 4.75% 9/27/48 (e)	EUR	300,000	301,644
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (e)		1,375,000	1,240,965
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	200,000	168,506
Five Corners Funding Trust II 2.85% 5/15/30 (d)		1,993,000	1,690,917
Hartford Financial Services Group, Inc. 4.3% 4/15/43		604,000	493,130
HUB International Ltd. 7% 5/1/26 (d)		675,000	668,291
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		130,000	120,822
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		310,000	301,716
4.75% 3/15/39		142,000	130,583
Pacific LifeCorp 5.125% 1/30/43 (d)		554,000	505,243
Prudential PLC 2.95% 11/3/33 (Reg. S) (e)		775,000	613,099
QBE Insurance Group Ltd. 2.5% 9/13/38 (Reg. S) (e)	GBP	415,000	380,521
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(e)		200,000	177,560
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)		1,852,000	1,727,709
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,501,000	3,404,359
Unum Group:
3.875% 11/5/25		349,000	334,877
4% 6/15/29		444,000	402,795
USI, Inc. 6.875% 5/1/25 (d)		1,072,000	1,050,679
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		620,000	474,300
			19,835,699
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		35,000	33,499

Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (e)	GBP	300,000	362,649

TOTAL FINANCIALS			341,078,085

HEALTH CARE - 1.7%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		775,000	348,750

Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (d)		510,000	469,200
Hologic, Inc.:
3.25% 2/15/29(d)		525,000	461,270
4.625% 2/1/28(d)		500,000	478,690
Teleflex, Inc. 4.25% 6/1/28 (d)		95,000	88,208
			1,497,368
Health Care Providers & Services - 1.4%
Centene Corp.:
2.45% 7/15/28		7,085,000	5,958,331
2.5% 3/1/31		700,000	551,121
2.625% 8/1/31		1,045,000	821,600
3.375% 2/15/30		1,016,000	865,442
4.25% 12/15/27		1,563,000	1,466,844
4.625% 12/15/29		1,301,000	1,209,715
Cigna Corp.:
3.05% 10/15/27		300,000	276,929
4.375% 10/15/28		7,057,000	6,877,922
4.8% 8/15/38		268,000	252,855
4.9% 12/15/48		268,000	247,414
Community Health Systems, Inc.:
5.625% 3/15/27(d)		1,700,000	1,442,943
6.125% 4/1/30(d)		570,000	290,700
6.875% 4/15/29(d)		800,000	428,000
8% 3/15/26(d)		792,000	730,929
CVS Health Corp.:
3% 8/15/26		69,000	64,862
3.625% 4/1/27		281,000	269,491
4.3% 3/25/28		15,000	14,582
4.78% 3/25/38		1,295,000	1,196,827
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		1,120,000	906,618
HCA Holdings, Inc.:
3.5% 9/1/30		1,247,000	1,071,759
3.625% 3/15/32(d)		232,000	198,324
5.375% 2/1/25		926,000	923,750
5.625% 9/1/28		1,062,000	1,058,660
5.875% 2/15/26		300,000	302,444
5.875% 2/1/29		1,172,000	1,179,938
Humana, Inc. 3.7% 3/23/29		748,000	688,812
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		185,000	159,100
3.875% 5/15/32(d)		400,000	337,500
Sabra Health Care LP 3.2% 12/1/31		2,237,000	1,677,394
Surgery Center Holdings, Inc. 6.75% 7/1/25 (d)		420,000	411,126
Tenet Healthcare Corp.:
4.625% 6/15/28(d)		115,000	102,927
4.875% 1/1/26(d)		195,000	185,051
6.125% 10/1/28(d)		2,988,000	2,636,910
6.25% 2/1/27(d)		240,000	229,908
Toledo Hospital 5.325% 11/15/28		154,000	119,735
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		215,000	85,602
			35,242,065
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		600,000	449,341
IQVIA, Inc.:
5% 10/15/26(d)		400,000	385,000
5% 5/15/27(d)		530,000	506,102
			1,340,443
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 4.25% 5/1/28 (d)		30,000	27,375

Pharmaceuticals - 0.2%
1375209 BC Ltd. 9% 1/30/28 (d)		19,000	18,668
Bausch Health Companies, Inc.:
5.5% 11/1/25(d)		475,000	401,323
5.75% 8/15/27(d)		635,000	412,649
11% 9/30/28(d)		34,000	26,095
14% 10/15/30(d)		6,000	3,329
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		1,700,000	1,648,589
Catalent Pharma Solutions 3.5% 4/1/30 (d)		650,000	529,750
Elanco Animal Health, Inc.:
5.772% 8/28/23		219,000	218,108
6.4% 8/28/28(e)		92,000	84,965
Mylan NV 4.55% 4/15/28		150,000	141,260
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (d)		1,145,000	1,016,084
Utah Acquisition Sub, Inc. 3.95% 6/15/26		90,000	84,347
Viatris, Inc.:
1.65% 6/22/25		162,000	146,649
2.7% 6/22/30		901,000	718,681
3.85% 6/22/40		359,000	247,293
4% 6/22/50		620,000	403,242
Zoetis, Inc. 3.25% 2/1/23		100,000	99,711
			6,200,743
TOTAL HEALTH CARE			44,656,744

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.6%
Bombardier, Inc.:
6% 2/15/28(d)		400,000	375,076
7.5% 3/15/25(d)		105,000	105,158
7.875% 4/15/27(d)		1,155,000	1,128,527
BWX Technologies, Inc. 4.125% 6/30/28 (d)		1,100,000	979,000
DAE Funding LLC 1.55% 8/1/24 (d)		300,000	278,178
Embraer Netherlands Finance BV 5.05% 6/15/25		225,000	217,193
Howmet Aerospace, Inc. 5.95% 2/1/37		20,000	18,903
Moog, Inc. 4.25% 12/15/27 (d)		205,000	183,988
Rolls-Royce PLC 3.375% 6/18/26	GBP	235,000	241,457
The Boeing Co.:
5.04% 5/1/27		549,000	543,673
5.15% 5/1/30		5,961,000	5,815,736
5.705% 5/1/40		550,000	524,078
5.805% 5/1/50		500,000	471,727
5.93% 5/1/60		2,180,000	2,023,350
TransDigm UK Holdings PLC 6.875% 5/15/26		120,000	117,202
TransDigm, Inc.:
6.25% 3/15/26(d)		495,000	492,594
6.375% 6/15/26		1,467,000	1,440,785
7.5% 3/15/27		125,000	125,313
8% 12/15/25(d)		685,000	696,988
			15,778,926
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 4% 8/11/41 (d)		300,000	232,369
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		400,000	357,000
			589,369
Airlines - 0.0%
Azul Investments LLP:
5.875% 10/26/24(d)		250,000	202,781
7.25% 6/15/26(d)		200,000	136,000
			338,781
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,160,000	1,081,207

Commercial Services & Supplies - 0.2%
APX Group, Inc. 6.75% 2/15/27 (d)		365,000	357,700
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		1,476,000	1,167,855
CoreCivic, Inc.:
4.625% 5/1/23		238,000	236,549
4.75% 10/15/27		50,000	41,971
8.25% 4/15/26		1,010,000	1,031,764
IAA, Inc. 5.5% 6/15/27 (d)		500,000	491,250
Madison IAQ LLC 5.875% 6/30/29 (d)		500,000	369,865
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	100,000	116,712
Stericycle, Inc. 3.875% 1/15/29 (d)		350,000	304,500
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		225,000	199,870
The GEO Group, Inc.:
9.5% 12/31/28(d)		320,000	303,046
10.5% 6/30/28		77,000	77,993
			4,699,075
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,354,000	1,317,280
Pike Corp. 5.5% 9/1/28 (d)		1,515,000	1,353,410
SRS Distribution, Inc. 4.625% 7/1/28 (d)		400,000	357,480
			3,028,170
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		885,000	803,155

Marine - 0.1%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (d)		200,000	182,225
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		800,000	746,500
			928,725
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (d)		360,000	321,300
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		530,000	477,657
			798,957
Road & Rail - 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (d)		72,000	72,733

Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23		149,000	148,305
3.375% 7/1/25		1,164,000	1,098,443
3.875% 7/3/23		469,000	464,230
4.25% 2/1/24		469,000	460,690
4.25% 9/15/24		125,000	122,787
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	250,000	265,155
			2,559,610
Transportation Infrastructure - 0.5%
Aeroporti di Roma SPA 1.75% 7/30/31 (Reg. S)	EUR	310,000	247,556
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	155,000	126,663
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		10,274,000	9,431,777
3.95% 7/1/24(d)		196,000	186,660
4.25% 4/15/26(d)		2,197,000	1,993,362
4.375% 5/1/26(d)		686,000	623,581
DP World Crescent Ltd. 3.7495% 1/30/30 (d)		250,000	228,484
DP World Ltd. 5.625% 9/25/48 (d)		75,000	68,030
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	450,000	438,750
7.125% 2/14/24	GBP	100,000	120,715
			13,465,578
TOTAL INDUSTRIALS			44,144,286

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	400,000	352,502
CommScope, Inc.:
4.75% 9/1/29(d)		600,000	505,296
6% 3/1/26(d)		665,000	643,361
HTA Group Ltd. 7% 12/18/25 (d)		225,000	207,014
			1,708,173
Electronic Equipment & Components - 0.1%
Coherent Corp. 5% 12/15/29 (d)		860,000	758,950
Dell International LLC/EMC Corp.:
5.45% 6/15/23		80,000	80,047
5.85% 7/15/25		204,000	207,206
6.02% 6/15/26		1,278,000	1,305,164
6.1% 7/15/27		374,000	384,266
6.2% 7/15/30		324,000	333,177
			3,068,810
IT Services - 0.0%
Arches Buyer, Inc.:
4.25% 6/1/28(d)		125,000	102,831
6.125% 12/1/28(d)		45,000	36,162
CA Magnum Holdings 5.375% 10/31/26 (d)		350,000	308,000
Camelot Finance SA 4.5% 11/1/26 (d)		250,000	236,930
Gartner, Inc.:
3.75% 10/1/30(d)		180,000	155,700
4.5% 7/1/28(d)		260,000	244,769
			1,084,392
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(d)		340,000	287,370
2.45% 2/15/31(d)		8,487,000	6,695,941
2.6% 2/15/33(d)		2,944,000	2,224,518
3.5% 2/15/41(d)		2,339,000	1,691,886
3.75% 2/15/51(d)		1,098,000	774,868
Entegris, Inc.:
3.625% 5/1/29(d)		400,000	332,000
4.375% 4/15/28(d)		300,000	265,107
onsemi 3.875% 9/1/28 (d)		205,000	181,771
			12,453,461
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		865,000	777,419
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		135,000	132,300
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		270,000	260,549
Fair Isaac Corp.:
4% 6/15/28(d)		345,000	315,675
5.25% 5/15/26(d)		110,000	109,027
MicroStrategy, Inc. 6.125% 6/15/28 (d)		395,000	292,162
NortonLifeLock, Inc. 5% 4/15/25 (d)		867,000	840,990
Open Text Corp.:
3.875% 2/15/28(d)		215,000	181,342
3.875% 12/1/29(d)		600,000	479,000
Oracle Corp.:
1.65% 3/25/26		1,381,000	1,239,569
2.3% 3/25/28		2,182,000	1,890,600
2.8% 4/1/27		1,191,000	1,086,803
2.875% 3/25/31		7,304,000	6,109,344
3.6% 4/1/40		1,192,000	895,172
3.6% 4/1/50		6,000	4,174
3.85% 4/1/60		6,000	4,046
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		590,000	563,902
			15,182,074
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (d)		300,000	236,046

TOTAL INFORMATION TECHNOLOGY			33,732,956

MATERIALS - 0.7%
Chemicals - 0.4%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		365,000	334,730
CF Industries Holdings, Inc. 4.95% 6/1/43		5,000	4,344
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		988,000	991,094
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		375,000	322,969
Equate Petrochemical BV 4.25% 11/3/26 (d)		70,000	66,360
LSB Industries, Inc. 6.25% 10/15/28 (d)		1,000,000	933,920
MEGlobal Canada, Inc. 5% 5/18/25 (d)		200,000	195,100
Methanex Corp.:
5.125% 10/15/27		545,000	500,038
5.65% 12/1/44		181,000	135,750
NOVA Chemicals Corp. 5.25% 6/1/27 (d)		870,000	780,892
Nufarm Australia Ltd. 5% 1/27/30 (d)		600,000	513,750
OCP SA:
3.75% 6/23/31(d)		600,000	487,380
5.625% 4/25/24(d)		150,000	150,188
Olin Corp.:
5% 2/1/30		370,000	335,782
5.625% 8/1/29		505,000	471,906
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		650,000	526,637
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		200,000	172,000
2.875% 5/11/31(d)		100,000	78,978
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		200,000	167,000
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		300,000	271,275
5.875% 3/27/24		200,000	198,010
The Chemours Co. LLC:
5.375% 5/15/27		819,000	741,195
5.75% 11/15/28(d)		1,090,000	957,309
Valvoline, Inc.:
3.625% 6/15/31(d)		700,000	570,500
4.25% 2/15/30(d)		85,000	82,612
W.R. Grace Holding LLC:
4.875% 6/15/27(d)		195,000	174,710
5.625% 10/1/24(d)		100,000	97,756
			10,262,185
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		200,000	161,913

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(d)		20,000	17,600
5.25% 8/15/27(d)		400,000	302,520
Berry Global, Inc. 4.875% 7/15/26 (d)		170,000	163,113
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		110,000	105,981
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		525,000	508,415
Crown Cork & Seal, Inc. 7.375% 12/15/26		35,000	35,787
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		65,000	52,251
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (d)		100,000	94,841
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		350,000	327,237
8.5% 8/15/27(d)		1,415,000	1,324,757
			2,932,502
Metals & Mining - 0.2%
Antofagasta PLC 2.375% 10/14/30 (d)		300,000	230,250
ATI, Inc. 5.875% 12/1/27		625,000	582,519
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (d)		80,000	69,040
Corporacion Nacional del Cobre de Chile (Codelco) 3.7% 1/30/50 (d)		200,000	146,800
Endeavour Mining PLC 5% 10/14/26 (d)		300,000	246,056
ERO Copper Corp. 6.5% 2/15/30 (d)		1,000,000	770,625
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		200,000	196,538
6.875% 3/1/26(d)		760,000	733,043
FMG Resources Pty Ltd. 4.5% 9/15/27 (d)		5,000	4,575
Fresnillo PLC 4.25% 10/2/50 (d)		200,000	150,600
Gcm Mining Corp. 6.875% 8/9/26 (d)		200,000	148,960
JSW Steel Ltd. 3.95% 4/5/27 (d)		300,000	250,500
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		875,000	769,484
Mineral Resources Ltd. 8% 11/1/27 (d)		300,000	308,220
PT Freeport Indonesia:
4.763% 4/14/27(d)		200,000	191,522
6.2% 4/14/52(d)		200,000	172,500
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (d)		200,000	187,350
Stillwater Mining Co. 4% 11/16/26 (d)		250,000	217,438
Usiminas International SARL 5.875% 7/18/26 (d)		200,000	191,975
VM Holding SA 6.5% 1/18/28 (d)		200,000	193,250
			5,761,245
TOTAL MATERIALS			19,117,845

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		666,000	647,979
American Homes 4 Rent LP:
2.375% 7/15/31		166,000	129,031
3.625% 4/15/32		881,000	746,468
Boston Properties, Inc.:
3.25% 1/30/31		5,377,000	4,494,528
4.5% 12/1/28		295,000	274,711
6.75% 12/1/27		1,463,000	1,529,944
Corporate Office Properties LP:
2.25% 3/15/26		300,000	263,488
2.75% 4/15/31		252,000	190,406
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		155,000	151,799
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		149,000	125,047
3.5% 8/1/26		155,000	145,105
Healthpeak Properties, Inc.:
3.25% 7/15/26		59,000	55,749
3.5% 7/15/29		68,000	60,994
Hudson Pacific Properties LP 4.65% 4/1/29		1,622,000	1,412,464
Invitation Homes Operating Partnership LP 4.15% 4/15/32		1,320,000	1,157,204
Kite Realty Group Trust 4.75% 9/15/30		68,000	60,361
LXP Industrial Trust (REIT):
2.7% 9/15/30		350,000	280,064
4.4% 6/15/24		458,000	445,182
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	170,000	163,709
3.5% 3/15/31		300,000	211,500
5.25% 8/1/26		380,000	340,028
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		6,289,000	4,611,353
3.375% 2/1/31		646,000	504,922
3.625% 10/1/29		1,605,000	1,329,841
4.375% 8/1/23		138,000	136,196
4.5% 1/15/25		549,000	533,927
4.5% 4/1/27		1,899,000	1,770,077
4.75% 1/15/28		283,000	261,223
4.95% 4/1/24		600,000	591,645
Piedmont Operating Partnership LP 2.75% 4/1/32		343,000	245,020
Realty Income Corp.:
2.2% 6/15/28		160,000	137,220
2.85% 12/15/32		197,000	161,642
3.25% 1/15/31		172,000	150,246
3.4% 1/15/28		271,000	250,648
Retail Opportunity Investments Partnership LP 4% 12/15/24		11,000	10,499
Service Properties Trust:
4.375% 2/15/30		385,000	270,147
4.95% 2/15/27		50,000	41,178
4.95% 10/1/29		20,000	14,541
5.5% 12/15/27		185,000	160,950
Simon Property Group LP 2.45% 9/13/29		262,000	220,265
SITE Centers Corp.:
3.625% 2/1/25		39,000	36,802
4.25% 2/1/26		287,000	272,868
Store Capital Corp.:
2.75% 11/18/30		5,212,000	4,064,340
4.625% 3/15/29		149,000	136,450
Sun Communities Operating LP:
2.3% 11/1/28		392,000	322,489
2.7% 7/15/31		956,000	743,822
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (d)		1,400,000	1,025,500
Uniti Group, Inc.:
6% 1/15/30(d)		700,000	505,078
7.875% 2/15/25(d)		1,384,000	1,389,817
Ventas Realty LP:
3% 1/15/30		1,026,000	871,600
3.5% 2/1/25		573,000	549,767
3.75% 5/1/24		201,000	195,941
4% 3/1/28		4,720,000	4,400,803
4.125% 1/15/26		34,000	32,872
4.75% 11/15/30		5,960,000	5,620,548
VICI Properties LP:
4.375% 5/15/25		219,000	210,768
4.75% 2/15/28		1,710,000	1,611,949
4.95% 2/15/30		2,243,000	2,120,427
5.125% 5/15/32		588,000	551,550
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(d)		155,000	145,882
4.125% 8/15/30(d)		400,000	346,583
4.25% 12/1/26(d)		505,000	469,741
4.5% 9/1/26(d)		826,000	773,483
4.625% 6/15/25(d)		95,000	90,911
4.625% 12/1/29(d)		305,000	276,749
5.625% 5/1/24(d)		400,000	396,136
5.75% 2/1/27(d)		60,000	58,141
Vornado Realty LP 2.15% 6/1/26		407,000	343,995
WP Carey, Inc.:
2.4% 2/1/31		3,912,000	3,110,538
3.85% 7/15/29		129,000	115,798
4% 2/1/25		182,000	177,029
4.6% 4/1/24		653,000	649,057
			55,904,735
Real Estate Management & Development - 0.3%
ADLER Group SA 1.875% 1/14/26 (Reg. S)	EUR	600,000	269,099
Blackstone Property Partners Europe LP 1% 5/4/28 (Reg. S)	EUR	1,695,000	1,371,738
Brandywine Operating Partnership LP:
3.95% 11/15/27		247,000	216,192
4.1% 10/1/24		1,434,000	1,380,039
4.55% 10/1/29		151,000	133,424
CBRE Group, Inc. 2.5% 4/1/31		1,155,000	907,368
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	425,000	322,183
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	400,000	286,956
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		600,000	441,000
Samhallsbyggnadsbolaget I Norden AB 1% 8/12/27 (Reg. S)	EUR	470,000	328,818
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	100,000	79,972
Tanger Properties LP:
2.75% 9/1/31		1,012,000	723,794
3.125% 9/1/26		1,289,000	1,163,487
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	190,000	161,993
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	100,000	106,097
			7,892,160
TOTAL REAL ESTATE			63,796,895

UTILITIES - 1.8%
Electric Utilities - 1.1%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		300,000	211,761
Alabama Power Co. 3.05% 3/15/32		1,713,000	1,490,843
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (e)	EUR	165,000	140,728
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		65,000	60,045
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,762,000	2,357,830
3.743% 5/1/26		4,110,000	3,875,848
Cleveland Electric Illuminating Co. 5.95% 12/15/36		146,000	147,284
Duke Energy Corp.:
2.45% 6/1/30		464,000	389,921
3.85% 6/15/34	EUR	350,000	349,474
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		241,000	190,598
2.775% 1/7/32(d)		998,000	782,729
Edison International 5.75% 6/15/27		1,616,000	1,633,099
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (e)	EUR	500,000	380,720
Enel SpA 3.375% (Reg. S) (e)(i)	EUR	545,000	515,377
Entergy Corp. 2.8% 6/15/30		476,000	402,044
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		175,000	163,625
6.75% 8/6/23(d)		255,000	248,625
7.125% 2/11/25(d)		105,000	98,241
8.45% 8/10/28(d)		35,000	32,113
Exelon Corp.:
2.75% 3/15/27(d)		379,000	349,339
3.35% 3/15/32(d)		460,000	404,151
4.05% 4/15/30		274,000	258,504
4.1% 3/15/52(d)		341,000	278,301
4.7% 4/15/50		122,000	107,679
FirstEnergy Corp. 7.375% 11/15/31		4,315,000	4,858,739
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	250,000	309,189
InterGen NV 7% 6/30/23 (d)		235,000	229,892
IPALCO Enterprises, Inc. 3.7% 9/1/24		100,000	96,845
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		200,000	174,154
Lamar Funding Ltd. 3.958% 5/7/25 (d)		200,000	189,788
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		250,000	212,500
NextEra Energy Partners LP 4.25% 9/15/24 (d)		26,000	24,467
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	610,000	525,396
NRG Energy, Inc.:
3.375% 2/15/29(d)		90,000	74,777
3.625% 2/15/31(d)		175,000	139,939
5.25% 6/15/29(d)		155,000	142,857
5.75% 1/15/28		235,000	225,013
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		80,867	78,674
Pacific Gas & Electric Co. 4.95% 7/1/50		975,000	780,539
Pattern Energy Operations LP 4.5% 8/15/28 (d)		145,000	130,118
PG&E Corp.:
5% 7/1/28		2,700,000	2,491,047
5.25% 7/1/30		515,000	466,325
Southern Co. 1.875% 9/15/81 (e)	EUR	680,000	549,281
Vistra Operations Co. LLC:
5% 7/31/27(d)		605,000	567,898
5.5% 9/1/26(d)		851,000	823,538
5.625% 2/15/27(d)		275,000	266,050
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	275,000	326,628
			28,552,533
Independent Power and Renewable Electricity Producers - 0.4%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		200,000	155,875
Emera U.S. Finance LP 3.55% 6/15/26		57,000	53,465
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		400,000	262,975
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		350,000	314,847
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	210,000	204,954
Talen Energy Supply LLC 10.5% 1/15/26 (d)(h)		144,000	72,000
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		170,000	153,417
TerraForm Power Operating LLC 5% 1/31/28 (d)		35,000	32,463
The AES Corp.:
2.45% 1/15/31		6,016,000	4,780,420
3.3% 7/15/25(d)		1,621,000	1,517,135
3.95% 7/15/30(d)		1,387,000	1,214,319
			8,761,870
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		150,000	125,934
4.875% 4/23/30(d)		30,000	30,624
Berkshire Hathaway Energy Co. 4.05% 4/15/25		2,281,000	2,259,091
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		124,000	112,003
NiSource, Inc. 2.95% 9/1/29		1,066,000	934,625
Puget Energy, Inc.:
4.1% 6/15/30		560,000	503,109
4.224% 3/15/32		4,134,000	3,688,393
Sempra Energy 6% 10/15/39		106,000	107,030
			7,760,809
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	180,000	167,081
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	100,000	117,869
6.125% 2/26/24	GBP	145,000	176,900
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	165,000	170,938
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	290,000	336,858
			969,646
TOTAL UTILITIES			46,044,858

TOTAL NONCONVERTIBLE BONDS			915,169,531
TOTAL CORPORATE BONDS (Cost $1,023,725,855)			916,998,786

U.S. Treasury Obligations - 28.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	451,600	288,989
1.75% 8/15/41	12,905,000	9,003,254
1.875% 11/15/51	26,946,000	17,720,153
2% 11/15/41	13,900,000	10,123,652
2% 8/15/51	116,362,000	79,080,707
2.25% 2/15/52	29,700,000	21,447,809
2.375% 2/15/42	9,300,000	7,248,466
2.875% 5/15/49	38,253,600	31,701,177
2.875% 5/15/52	4,680,000	3,890,250
3% 2/15/47	19,862,700	16,685,444
3% 8/15/52	13,510,000	11,567,938
3.25% 5/15/42 (j)(k)	12,278,000	11,029,097
U.S. Treasury Notes:
1.25% 9/30/28	104,710,000	90,786,796
1.375% 11/15/31	240,000	198,497
1.5% 1/31/27	34,510,000	31,317,825
1.75% 1/31/29	15,000,000	13,319,531
1.875% 2/28/27	20,000,000	18,418,750
2.5% 3/31/23 (j)	12,800,000	12,713,967
2.625% 5/31/27	32,730,000	31,064,094
2.625% 7/31/29	25,000,000	23,324,219
2.75% 8/15/32	54,222,000	50,223,128
2.875% 5/15/32	38,006,000	35,624,687
3.25% 6/30/27	4,000,000	3,895,938
3.875% 9/30/29	62,670,000	63,100,856
4% 10/31/29	45,000,000	45,682,031
4.125% 10/31/27	87,000,000	88,107,891
4.375% 10/31/24	1,000,000	999,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $829,120,362)		728,564,912

U.S. Government Agency - Mortgage Securities - 22.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.3%
1% 12/1/36	2,884,519	2,421,858
1.5% 11/1/40 to 11/1/41	1,770,636	1,443,683
2% 10/1/35 to 3/1/52	20,715,416	17,252,308
2.5% 6/1/29 to 2/1/52	26,461,191	23,189,901
3% 8/1/32 to 5/1/52	17,764,713	15,974,683
3.5% 5/1/36 to 4/1/52	16,025,892	14,907,189
4% 1/1/42 to 6/1/52	14,463,477	13,862,764
4.5% to 4.5% 8/1/33 to 7/1/52	8,741,256	8,645,632
5% 5/1/41 to 11/1/52	5,196,888	5,212,922
5.5% 10/1/52 to 11/1/52	4,439,360	4,498,641
6% 11/1/52	950,176	969,624
TOTAL FANNIE MAE		108,379,205
Freddie Mac - 2.2%
1.5% 12/1/40 to 3/1/51	1,664,233	1,308,422
2% 4/1/36 to 4/1/52	14,852,052	12,414,553
2.5% 2/1/30 to 3/1/52	16,796,782	14,616,951
3% 12/1/32 to 3/1/52 (j)	15,955,562	14,274,803
3.5% 3/1/32 to 5/1/52 (k)	8,490,744	7,944,418
3.5% 9/1/47	59,098	55,675
4% 5/1/37 to 6/1/48	1,115,762	1,084,840
4.5% 1/1/42 to 7/1/49	1,855,857	1,842,211
5% 9/1/52 to 12/1/52	3,045,776	3,070,910
TOTAL FREDDIE MAC		56,612,783
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	27,242	26,114
Ginnie Mae - 5.1%
2% 1/20/51 to 4/20/51	2,039,676	1,742,432
2% 12/1/52 (l)	3,800,000	3,226,609
2% 12/1/52 (l)	7,600,000	6,453,219
2% 12/1/52 (l)	4,500,000	3,820,985
2% 12/1/52 (l)	1,850,000	1,570,849
2% 12/1/52 (l)	2,350,000	1,995,403
2% 12/1/52 (l)	1,000,000	849,108
2% 12/1/52 (l)	3,050,000	2,589,778
2% 12/1/52 (l)	1,350,000	1,146,295
2% 12/1/52 (l)	4,000,000	3,396,431
2% 1/1/53 (l)	5,900,000	5,014,345
2% 1/1/53 (l)	1,950,000	1,657,283
2% 1/1/53 (l)	1,950,000	1,657,283
2% 1/1/53 (l)	1,900,000	1,614,789
2% 1/1/53 (l)	3,900,000	3,314,567
2% 1/1/53 (l)	2,850,000	2,422,183
2% 1/1/53 (l)	5,100,000	4,334,433
2.5% 7/20/51 to 12/20/51	2,457,865	2,167,421
2.5% 12/1/52 (l)	3,900,000	3,421,769
2.5% 12/1/52 (l)	7,750,000	6,799,669
2.5% 12/1/52 (l)	1,600,000	1,403,803
2.5% 12/1/52 (l)	1,850,000	1,623,147
2.5% 12/1/52 (l)	1,900,000	1,667,016
2.5% 12/1/52 (l)	3,850,000	3,377,900
2.5% 1/1/53 (l)	3,900,000	3,424,663
2.5% 1/1/53 (l)	1,900,000	1,668,426
2.5% 1/1/53 (l)	1,900,000	1,668,426
2.5% 1/1/53 (l)	3,850,000	3,380,757
2.5% 1/1/53 (l)	2,400,000	2,107,485
2.5% 1/1/53 (l)	2,450,000	2,151,391
3% 12/20/42 to 10/20/51	4,843,351	4,403,167
3% 12/1/52 (l)	2,300,000	2,074,452
3% 12/1/52 (l)	2,250,000	2,029,355
3% 12/1/52 (l)	3,100,000	2,796,000
3% 12/1/52 (l)	3,350,000	3,021,484
3% 1/1/53 (l)	4,500,000	4,061,523
3% 1/1/53 (l)	2,700,000	2,436,914
3.5% 12/20/41 to 11/20/50	6,088,301	5,709,548
3.5% 12/1/52 (l)	2,650,000	2,458,444
3.5% 12/1/52 (l)	5,475,000	5,079,238
3.5% 1/1/53 (l)	5,150,000	4,780,145
4% 10/20/40 to 4/20/48	2,114,215	2,050,937
4% 12/1/52 (l)	5,600,000	5,344,835
4.5% 4/20/35 to 12/20/48	368,409	366,171
4.5% 12/1/52 (l)	2,300,000	2,253,011
5% 4/20/48	300,649	308,475
TOTAL GINNIE MAE		130,841,564
Uniform Mortgage Backed Securities - 10.8%
1.5% 12/1/37 (l)	2,700,000	2,359,767
1.5% 12/1/37 (l)	2,150,000	1,879,074
1.5% 12/1/37 (l)	1,100,000	961,387
1.5% 12/1/37 (l)	800,000	699,190
1.5% 12/1/37 (l)	750,000	655,491
1.5% 1/1/38 (l)	1,100,000	962,890
1.5% 1/1/38 (l)	4,300,000	3,764,026
1.5% 12/1/52 (l)	6,250,000	4,855,008
1.5% 12/1/52 (l)	3,150,000	2,446,924
1.5% 12/1/52 (l)	2,700,000	2,097,363
1.5% 1/1/53 (l)	7,550,000	5,832,670
2% 12/1/37 (l)	4,350,000	3,907,660
2% 12/1/37 (l)	9,350,000	8,399,223
2% 12/1/37 (l)	3,150,000	2,829,685
2% 12/1/37 (l)	1,250,000	1,122,891
2% 12/1/37 (l)	1,000,000	898,313
2% 1/1/38 (l)	4,100,000	3,687,726
2% 1/1/38 (l)	6,800,000	6,116,229
2% 1/1/38 (l)	2,050,000	1,843,863
2% 12/1/52 (l)	11,550,000	9,499,153
2% 12/1/52 (l)	11,550,000	9,499,153
2% 12/1/52 (l)	5,750,000	4,729,016
2% 12/1/52 (l)	5,700,000	4,687,894
2% 12/1/52 (l)	5,700,000	4,687,894
2% 12/1/52 (l)	5,700,000	4,687,894
2% 12/1/52 (l)	2,850,000	2,343,947
2% 12/1/52 (l)	2,850,000	2,343,947
2% 12/1/52 (l)	2,150,000	1,768,241
2% 12/1/52 (l)	11,550,000	9,499,153
2% 12/1/52 (l)	9,350,000	7,689,791
2% 12/1/52 (l)	1,200,000	986,925
2% 12/1/52 (l)	3,800,000	3,125,263
2% 12/1/52 (l)	600,000	493,463
2% 1/1/53 (l)	5,750,000	4,733,957
2% 1/1/53 (l)	11,500,000	9,467,914
2% 1/1/53 (l)	2,900,000	2,387,561
2% 1/1/53 (l)	2,900,000	2,387,561
2% 1/1/53 (l)	600,000	493,978
2% 1/1/53 (l)	2,850,000	2,346,396
2% 1/1/53 (l)	11,550,000	9,509,079
2% 1/1/53 (l)	5,750,000	4,733,957
2.5% 12/1/37 (l)	2,450,000	2,247,109
2.5% 12/1/37 (l)	1,050,000	963,047
2.5% 12/1/37 (l)	1,050,000	963,047
2.5% 12/1/37 (l)	2,450,000	2,247,109
2.5% 1/1/38 (l)	1,300,000	1,201,688
2.5% 12/1/52 (l)	11,800,000	10,083,468
2.5% 12/1/52 (l)	5,900,000	5,041,734
2.5% 12/1/52 (l)	5,900,000	5,041,734
2.5% 12/1/52 (l)	2,950,000	2,520,867
2.5% 12/1/52 (l)	3,900,000	3,332,672
2.5% 12/1/52 (l)	1,750,000	1,495,430
2.5% 12/1/52 (l)	2,450,000	2,093,601
2.5% 12/1/52 (l)	2,900,000	2,478,140
2.5% 12/1/52 (l)	2,950,000	2,520,867
2.5% 12/1/52 (l)	3,200,000	2,734,500
2.5% 1/1/53 (l)	8,800,000	7,527,094
2.5% 1/1/53 (l)	2,950,000	2,523,287
3% 12/1/37 (l)	800,000	752,875
3% 12/1/52 (l)	4,450,000	3,939,293
3% 12/1/52 (l)	6,100,000	5,399,930
3% 12/1/52 (l)	4,400,000	3,895,031
3% 12/1/52 (l)	1,350,000	1,195,066
3% 12/1/52 (l)	600,000	531,141
3% 12/1/52 (l)	600,000	531,141
3% 12/1/52 (l)	3,800,000	3,363,891
3% 1/1/53 (l)	1,200,000	1,051,453
3% 1/1/53 (l)	2,350,000	2,059,096
3.5% 12/1/52 (l)	4,150,000	3,802,438
3.5% 12/1/52 (l)	2,700,000	2,473,875
3.5% 12/1/52 (l)	1,725,000	1,580,531
3.5% 12/1/52 (l)	600,000	549,750
3.5% 12/1/52 (l)	2,600,000	2,382,250
3.5% 1/1/53 (l)	1,100,000	1,008,391
4% 12/1/52 (l)	3,700,000	3,501,125
4% 12/1/52 (l)	2,750,000	2,602,188
4% 12/1/52 (l)	1,250,000	1,182,813
4% 12/1/52 (l)	1,400,000	1,324,750
4.5% 12/1/52 (l)	2,100,000	2,044,220
4.5% 12/1/52 (l)	600,000	584,063
4.5% 1/1/53 (l)	1,200,000	1,168,126
5% 12/1/52 (l)	3,100,000	3,086,436
5% 12/1/52 (l)	1,200,000	1,194,749
5% 12/1/52 (l)	800,000	796,500
5% 12/1/52 (l)	150,000	149,344
5% 12/1/52 (l)	150,000	149,344
5% 12/1/52 (l)	1,300,000	1,294,312
5% 12/1/52 (l)	1,150,000	1,144,968
5.5% 12/1/52 (l)	4,800,000	4,854,750
5.5% 12/1/52 (l)	2,100,000	2,123,953
6% 12/1/52 (l)	2,300,000	2,352,828
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		276,507,532
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $582,426,425)		572,367,198

Asset-Backed Securities - 5.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)	253,767	153,673
Series 2019-1 Class A, 3.844% 5/15/39 (d)	211,142	140,249
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	590,988	420,241
Class B, 4.458% 10/16/39 (c)(d)	220,258	101,218
Series 2021-1A Class A, 2.95% 11/16/41 (d)	1,326,153	1,054,260
Series 2021-2A Class A, 2.798% 1/15/47 (d)	2,632,098	2,052,421
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (d)	9,621,246	8,912,848
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (d)(e)(f)	409,000	400,949
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.2091% 10/17/34 (d)(e)(f)	984,000	953,552
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.2326% 4/20/34 (d)(e)(f)	2,114,000	2,043,020
Allegro CLO XIV, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 1.160% 5.2391% 10/15/34 (d)(e)(f)	5,069,000	4,901,312
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (d)(e)(f)	1,450,000	1,405,624
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.3826% 7/20/34 (d)(e)(f)	1,078,000	1,040,796
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 5.4247% 4/30/31 (d)(e)(f)	2,400,000	2,352,890
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	252,575	202,700
Class B, 4.335% 1/16/40 (d)	138,939	59,844
Apollo Aviation Securitization Trust Series 2017-1A Class A, 3.967% 5/16/42 (d)	575,113	440,951
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 5.3991% 10/15/32 (d)(e)(f)	674,000	658,981
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.3884% 4/25/34 (d)(e)(f)	1,292,000	1,249,146
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.2091% 7/15/34 (d)(e)(f)	1,381,000	1,342,691
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 1/15/35 (d)(e)(f)	2,223,000	2,131,297
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.1491% 4/15/34 (d)(e)(f)	2,478,000	2,394,447
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 5.3291% 4/17/33 (d)(e)(f)	369,000	358,817
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/36 (d)(e)(f)	987,000	956,016
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.3784% 4/25/34 (d)(e)(f)	1,547,000	1,498,454
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 5.4626% 1/20/32 (d)(e)(f)	1,550,000	1,521,528
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.1636% 1/17/35 (d)(e)(f)	2,055,000	2,013,062
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.2091% 1/15/35 (d)(e)(f)	1,493,000	1,443,594
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (d)	247,225	201,925
Series 2021-1A Class A, 2.443% 7/15/46 (d)	2,156,735	1,765,216
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.0691% 4/15/29 (d)(e)(f)	2,001,834	1,969,568
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	1,033,471	871,743
Class B, 5.095% 4/15/39 (d)	186,315	137,877
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	164,348	143,811
Series 2021-1A Class A, 3.474% 1/15/46 (d)	335,473	283,481
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (d)(e)(f)	1,192,000	1,159,444
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.2833% 4/20/35 (d)(e)(f)	1,985,000	1,906,976
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (d)(e)(f)	921,000	888,273
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.2926% 4/20/34 (d)(e)(f)	12,418,000	11,953,058
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.4126% 10/20/34 (d)(e)(f)	1,501,000	1,446,730
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 5.4426% 4/20/34 (d)(e)(f)	2,765,000	2,669,588
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (d)(e)(f)	2,111,000	2,025,502
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 5.5526% 1/20/34 (d)(e)(f)	2,090,000	2,032,684
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	278,130	251,478
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.2633% 4/20/35 (d)(e)(f)	1,057,000	1,018,686
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (d)(e)(f)	995,000	963,042
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 5.4137% 1/18/32 (d)(e)(f)	1,277,000	1,253,376
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.2591% 4/17/33 (d)(e)(f)	2,400,000	2,340,595
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/35 (d)(e)(f)	1,320,000	1,276,860
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 5.8054% 2/20/35 (d)(e)(f)	784,000	757,156
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (d)(e)(f)	684,000	669,117
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 1/15/35 (d)(e)(f)	1,782,000	1,729,146
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 5.3291% 1/15/34 (d)(e)(f)	330,000	321,465
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.3366% 7/19/34 (d)(e)(f)	2,680,000	2,593,956
Class AR, 3 month U.S. LIBOR + 1.080% 5.7239% 11/16/34 (d)(e)(f)	1,500,000	1,459,283
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 5.9754% 11/20/33 (d)(e)(f)	1,833,000	1,783,901
Ford Credit Auto Owner Trust Series 2018-2 Class B, 3.61% 1/15/30 (d)	2,100,000	2,063,843
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	198,153	161,336
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	243,632	190,032
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.4546% 10/22/34 (d)(e)(f)	1,056,000	1,017,376
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 4/15/35 (d)(e)(f)	2,473,000	2,364,477
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 5.2891% 1/15/33 (d)(e)(f)	760,000	743,917
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.2446% 1/22/28 (d)(e)(f)	1,889,819	1,864,796
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.3666% 4/19/34 (d)(e)(f)	2,200,000	2,141,183
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.4246% 1/22/35 (d)(e)(f)	1,719,000	1,657,645
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.1991% 7/15/34 (d)(e)(f)	1,689,000	1,645,238
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 5.5246% 1/22/31 (d)(e)(f)	390,000	377,855
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.3826% 10/20/34 (d)(e)(f)	348,000	337,358
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (d)(e)(f)	1,800,000	1,744,700
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.2626% 4/20/34 (d)(e)(f)	1,238,000	1,200,927
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.4884% 1/25/35 (d)(e)(f)	1,275,000	1,233,624
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.0691% 1/15/34 (d)(e)(f)	1,460,000	1,428,522
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (d)	297,675	291,050
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.3126% 10/20/30 (d)(e)(f)	1,484,000	1,459,599
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.3726% 10/20/34 (d)(e)(f)	1,494,000	1,452,122
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	1,584,000	1,479,025
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	2,297,045	1,887,689
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)	1,309,420	1,135,714
Class A2II, 4.008% 12/5/51 (d)	1,171,115	916,427
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	452,254	347,873
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.3626% 4/20/34 (d)(e)(f)	1,839,000	1,790,171
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.2036% 1/15/37 (d)(e)(f)	2,290,000	2,225,001
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	766,105	576,975
Class B, 4.335% 3/15/40 (d)	233,783	136,674
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	699,000	657,804
1.884% 7/15/50 (d)	403,000	354,421
2.328% 7/15/52 (d)	308,000	256,966
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 5.7133% 7/20/30 (d)(e)(f)	335,358	330,327
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.3575% 4/23/35 (d)(e)(f)	2,242,000	2,180,085
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 5.4837% 4/18/33 (d)(e)(f)	2,900,000	2,841,452
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.0391% 4/16/31 (d)(e)(f)	910,000	892,679
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (d)(e)(f)	250,000	244,183
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.2066% 4/19/34 (d)(e)(f)	1,566,000	1,514,836
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (d)(e)(f)	1,720,000	1,667,715
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	130,187	109,360
Series 2018-A Class A, 4.147% 9/15/38 (d)(e)	4,512,159	3,409,523
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	904,410	683,390
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (d)(e)(f)	2,041,000	2,033,891
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 5.5126% 7/20/32 (d)(e)(f)	679,000	664,887
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.3866% 7/19/34 (d)(e)(f)	960,000	931,744
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (d)(e)(f)	1,995,000	1,926,891
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 7/16/34 (d)(e)(f)	2,153,000	2,083,921
TOTAL ASSET-BACKED SECURITIES (Cost $153,500,776)		144,733,742

Collateralized Mortgage Obligations - 0.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (d)	1,270,802	1,138,183
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	778,173	732,933
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (d)(e)	1,965,571	1,888,909
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (d)	2,208,249	1,992,899
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (d)	594,084	575,932
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (d)	1,989,721	1,822,508

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,590,947)		8,151,364

Commercial Mortgage Securities - 3.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (d)(e)(f)	1,235,000	1,189,630
Class B, CME Term SOFR 1 Month Index + 1.550% 5.345% 1/15/39 (d)(e)(f)	311,000	296,357
Class C, CME Term SOFR 1 Month Index + 2.150% 5.945% 1/15/39 (d)(e)(f)	167,000	157,381
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (d)	496,000	458,703
Series 2019-BPR Class BNM, 3.465% 11/5/32 (d)	111,000	97,939
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	112,000	96,663
Series 2022-BNK44 Class A5, 5.7462% 10/15/32	7,185,000	7,546,050
Series 2020-BN30 Class MCDE, 3.0155% 12/15/53 (e)	5,208,000	3,585,229
Benchmark Mortgage Trust sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	127,000	120,310
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 5.925% 11/15/28 (d)(e)(f)	701,000	691,320
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (d)(e)(f)	4,387,000	4,268,791
Class B, CME Term SOFR 1 Month Index + 2.440% 6.2413% 4/15/37 (d)(e)(f)	1,165,000	1,091,275
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (d)(e)(f)	2,043,000	1,949,548
Class B, 1 month U.S. LIBOR + 0.890% 4.7748% 10/15/36 (d)(e)(f)	306,000	287,352
Class C, 1 month U.S. LIBOR + 1.090% 4.9746% 10/15/36 (d)(e)(f)	409,000	381,007
Class D, 1 month U.S. LIBOR + 1.290% 5.1743% 10/15/36 (d)(e)(f)	397,000	364,990
Class E, 1 month U.S. LIBOR + 1.940% 5.8235% 10/15/36 (d)(e)(f)	1,381,000	1,268,787
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (d)(e)(f)	2,621,247	2,514,576
Class B, CME Term SOFR 1 Month Index + 1.310% 5.1066% 2/15/39 (d)(e)(f)	790,016	745,523
Class C, CME Term SOFR 1 Month Index + 1.560% 5.356% 2/15/39 (d)(e)(f)	790,016	738,754
Class D, CME Term SOFR 1 Month Index + 1.960% 5.7551% 2/15/39 (d)(e)(f)	790,016	730,388
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 4.751% 11/15/32 (d)(e)(f)	420,361	410,640
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 6.501% 9/15/37 (d)(e)(f)	99,400	85,803
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.173% 4/15/34 (d)(e)(f)	1,917,000	1,841,962
Class C, 1 month U.S. LIBOR + 1.600% 5.473% 4/15/34 (d)(e)(f)	210,000	199,670
Class D, 1 month U.S. LIBOR + 1.900% 5.773% 4/15/34 (d)(e)(f)	220,000	205,234
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 4.9887% 10/15/36 (d)(e)(f)	1,159,400	1,131,678
Class C, CME Term SOFR 1 Month Index + 1.360% 5.1587% 10/15/36 (d)(e)(f)	708,050	688,668
Class D, CME Term SOFR 1 Month Index + 1.560% 5.3587% 10/15/36 (d)(e)(f)	1,244,400	1,198,902
Class E, CME Term SOFR 1 Month Index + 1.910% 5.7087% 10/15/36 (d)(e)(f)	3,324,350	3,205,130
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (d)(e)(f)	1,156,000	1,150,930
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 5.3019% 4/15/37 (d)(e)(f)	3,193,086	3,102,044
Class B, CME Term SOFR 1 Month Index + 1.940% 5.7509% 4/15/37 (d)(e)(f)	1,143,168	1,092,858
Class C, CME Term SOFR 1 Month Index + 2.290% 6.1009% 4/15/37 (d)(e)(f)	258,257	244,098
Class D, CME Term SOFR 1 Month Index + 2.830% 6.6499% 4/15/37 (d)(e)(f)	216,480	203,052
floater sequential payer Series 2021-SOAR Class A, 4.546% 6/15/38 (d)(e)	1,593,926	1,525,982
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (d)(e)(f)	500,000	486,635
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (d)(e)(f)	1,479,124	1,453,063
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 4.943% 12/15/37 (d)(e)(f)	700,000	685,071
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	2,007,156	1,729,107
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (d)(e)(f)	820,802	804,789
Class B, 1 month U.S. LIBOR + 1.500% 5.375% 6/15/34 (d)(e)(f)	161,778	156,468
Class C, 1 month U.S. LIBOR + 1.750% 5.625% 6/15/34 (d)(e)(f)	182,621	174,846
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.176% 8/15/36 (d)(e)(f)	19,022	17,677
Class D, 1 month U.S. LIBOR + 3.050% 6.926% 8/15/36 (d)(e)(f)	261,750	240,282
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	215,000	207,821
Series 2015-3BP Class A, 3.178% 2/10/35 (d)	600,000	553,844
Series 2020-SBX Class A, 1.67% 1/10/38 (d)	3,174,000	2,784,462
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 5.105% 5/15/36 (d)(e)(f)	3,776,000	3,705,358
Class C, 1 month U.S. LIBOR + 1.430% 5.305% 5/15/36 (d)(e)(f)	128,000	124,449
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	342,062	305,312
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	287,000	272,207
Class B, 4.5349% 4/15/36 (d)	100,000	94,010
Class C, 4.9414% 4/15/36 (d)(e)	100,000	93,627
Class D, 4.9414% 4/15/36 (d)(e)	118,000	108,456
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 6.125% 12/15/30 (d)(e)(f)	809,000	768,221
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (d)(e)(f)	2,789,000	2,660,562
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (d)(e)(f)	846,359	813,999
Class B, 1 month U.S. LIBOR + 1.380% 5.256% 7/15/38 (d)(e)(f)	1,526,765	1,450,211
Class C, 1 month U.S. LIBOR + 1.700% 5.576% 7/15/38 (d)(e)(f)	355,334	337,517
Class D, 1 month U.S. LIBOR + 2.250% 6.126% 7/15/38 (d)(e)(f)	1,702,479	1,612,852
Freddie Mac Series 2022-K150 Class A2, 3.71% 11/25/32	600,000	565,389
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (d)(e)(f)	1,191,000	1,108,533
Class B, 1 month U.S. LIBOR + 1.150% 5.025% 10/15/36 (d)(e)(f)	184,000	170,166
Class C, 1 month U.S. LIBOR + 1.550% 5.425% 10/15/36 (d)(e)(f)	152,000	139,302
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.2826% 8/15/39 (d)(e)(f)	2,394,000	2,370,002
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	385,000	359,561
Class CFX, 4.9498% 7/5/33 (d)	50,000	43,565
Class DFX, 5.3503% 7/5/33 (d)	76,000	65,522
Class EFX, 5.5423% 7/5/33 (d)(e)	105,000	89,539
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (d)(e)(f)	2,860,000	2,773,979
Class B, CME Term SOFR 1 Month Index + 1.790% 5.5882% 5/15/39 (d)(e)(f)	1,986,000	1,911,336
Class C, CME Term SOFR 1 Month Index + 2.090% 5.8874% 5/15/39 (d)(e)(f)	1,113,000	1,068,368
Class D, CME Term SOFR 1 Month Index + 2.540% 6.3362% 5/15/39 (d)(e)(f)	989,000	941,906
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (d)(e)(f)	3,945,642	3,792,240
Class B, 1 month U.S. LIBOR + 0.880% 4.755% 3/15/38 (d)(e)(f)	358,784	339,886
Class C, 1 month U.S. LIBOR + 1.100% 4.975% 3/15/38 (d)(e)(f)	226,083	213,041
Class D, 1 month U.S. LIBOR + 1.400% 5.275% 3/15/38 (d)(e)(f)	314,550	295,616
Class E, 1 month U.S. LIBOR + 1.750% 5.625% 3/15/38 (d)(e)(f)	274,249	257,053
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 5.125% 8/15/33 (d)(e)(f)	239,200	225,436
Class C, 1 month U.S. LIBOR + 1.500% 5.375% 8/15/33 (d)(e)(f)	576,800	542,887
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	1,076,000	998,736
Series 2018-H4 Class A4, 4.31% 12/15/51	185,000	174,904
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (d)(e)	155,000	139,910
Class C, 3.283% 11/10/36 (d)(e)	149,000	129,747
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 4.773% 10/15/37 (d)(e)(f)	182,774	178,068
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ1, 3.6167% 1/15/37 (d)(e)	2,266,000	2,024,841
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 5.7386% 12/15/37 (d)(e)(f)	499,000	487,257
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 5.3886% 12/15/37 (d)(e)(f)	95,305	94,597
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 5.7943% 2/15/39 (d)(e)(f)	501,000	470,676
Class C, CME Term SOFR 1 Month Index + 2.650% 6.4443% 2/15/39 (d)(e)(f)	261,000	243,346
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (d)(e)(f)	2,410,000	2,302,790
Class B, 1 month U.S. LIBOR + 1.070% 4.9551% 11/15/38 (d)(e)(f)	1,094,000	1,036,424
Class C, 1 month U.S. LIBOR + 1.320% 5.2043% 11/15/38 (d)(e)(f)	679,000	639,863
Class D, 1 month U.S. LIBOR + 1.570% 5.4535% 11/15/38 (d)(e)(f)	447,000	420,115
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	1,269,000	986,333
Series 2020-LAB Class B, 2.453% 10/10/42 (d)	80,000	61,247
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 5/15/31 (d)(e)(f)	1,021,000	962,619
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	624,000	591,395
Series 2018-C48 Class A5, 4.302% 1/15/52	215,000	203,796
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $101,860,932)		95,928,061

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009, 7.3% 10/1/39	450,000	554,927
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	90,000	99,037
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	261,818	261,738
5.1% 6/1/33	1,670,000	1,609,824
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,032,000	1,115,346
TOTAL MUNICIPAL SECURITIES (Cost $3,850,214)		3,640,872

Foreign Government and Government Agency Obligations - 1.5%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		235,000	218,256
8.75% 4/14/32 (d)		100,000	89,375
9.5% 11/12/25 (d)		325,000	331,094
Arab Republic of Egypt:
5.8% 9/30/27 (d)		300,000	247,125
7.5% 1/31/27 (d)		820,000	732,875
7.6003% 3/1/29 (d)		160,000	130,800
8.7002% 3/1/49 (d)		350,000	233,625
Argentine Republic:
0.5% 7/9/30 (g)		3,265,589	863,748
1% 7/9/29		95,826	24,915
1.5% 7/9/35 (g)		2,118,239	513,673
3.5% 7/9/41 (g)		350,000	97,825
3.875% 1/9/38 (g)		680,000	205,615
Bahamian Republic 6% 11/21/28 (d)		95,000	70,348
Bahrain Kingdom 5.625% 5/18/34 (d)		65,000	55,413
Barbados Government 6.5% 10/1/29 (d)		175,000	162,127
Bermuda Government 2.375% 8/20/30 (d)		425,000	348,048
Brazilian Federative Republic:
3.875% 6/12/30		535,000	466,553
7.125% 1/20/37		175,000	185,719
8.25% 1/20/34		325,000	369,139
Buenos Aires Province 5.25% 9/1/37 (d)(g)		300,000	95,869
Cameroon Republic 9.5% 11/19/25 (d)		135,000	130,680
Chilean Republic:
2.45% 1/31/31		625,000	528,438
4% 1/31/52		275,000	217,250
Colombian Republic:
3% 1/30/30		560,000	421,400
3.125% 4/15/31		200,000	148,000
5% 6/15/45		450,000	301,444
5.2% 5/15/49		140,000	94,150
Costa Rican Republic 5.625% 4/30/43 (d)		125,000	100,313
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(h)		60,000	18,307
6.825% 7/18/26 (d)(h)		25,000	7,739
7.55% 3/28/30 (d)(h)		20,000	6,004
7.85% 3/14/29 (d)(h)		250,000	74,813
Dominican Republic:
5.3% 1/21/41 (d)		200,000	153,250
5.5% 1/27/25		400,000	398,325
5.875% 1/30/60 (d)		400,000	296,000
5.95% 1/25/27 (d)		1,900,000	1,847,513
6% 7/19/28 (d)		2,400,000	2,310,000
6.85% 1/27/45 (d)		75,000	65,513
6.875% 1/29/26 (d)		70,000	70,735
Ecuador Republic:
2.5% 7/31/35 (d)(g)		225,000	97,988
5.5% 7/31/30 (d)(g)		400,000	242,200
El Salvador Republic 7.1246% 1/20/50 (d)		175,000	63,219
Emirate of Abu Dhabi:
3% 9/15/51 (d)		140,000	99,033
3.125% 9/30/49 (d)		620,000	449,616
3.875% 4/16/50 (d)		1,260,000	1,045,643
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		200,000	139,288
5.25% 1/30/43 (Reg. S)		200,000	176,600
Gabonese Republic 6.95% 6/16/25 (d)		200,000	195,250
Georgia Republic 2.75% 4/22/26 (d)		300,000	267,150
Ghana Republic:
7.75% 4/7/29 (d)		300,000	109,369
8.627% 6/16/49 (d)		120,000	39,398
Guatemalan Republic 5.375% 4/24/32 (d)		350,000	337,925
Hungarian Republic:
2.125% 9/22/31 (d)		300,000	223,181
5.25% 6/16/29 (d)		200,000	192,038
Indonesian Republic:
3.5% 2/14/50		155,000	116,056
4.1% 4/24/28		145,000	141,738
4.2% 10/15/50		1,500,000	1,235,790
4.4% 6/6/27 (d)		200,000	196,538
5.95% 1/8/46 (d)		325,000	340,031
7.75% 1/17/38 (d)		225,000	270,281
8.5% 10/12/35 (d)		500,000	628,531
Islamic Republic of Pakistan 6% 4/8/26 (d)		265,000	108,679
Israeli State 3.375% 1/15/50		290,000	220,994
Ivory Coast:
6.125% 6/15/33 (d)		300,000	265,125
6.375% 3/3/28 (d)		200,000	191,750
Jamaican Government 6.75% 4/28/28		200,000	210,663
Jordanian Kingdom 4.95% 7/7/25 (d)		300,000	289,088
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		300,000	241,875
3.25% 10/22/30 (d)		500,000	456,875
3.45% 2/2/61 (d)		190,000	136,004
3.75% 1/21/55 (d)		65,000	50,294
4.5% 10/26/46 (d)		65,000	56,794
4.5% 4/22/60 (d)		390,000	342,713
4.625% 10/4/47 (d)		250,000	220,938
Lebanese Republic 6.375% 12/31/49 (h)		350,000	20,881
Panamanian Republic:
2.252% 9/29/32		400,000	301,575
3.87% 7/23/60		235,000	156,393
4.5% 5/15/47		150,000	118,125
6.4% 2/14/35		200,000	208,000
Peruvian Republic:
2.783% 1/23/31		700,000	591,500
3% 1/15/34		125,000	101,313
3.3% 3/11/41		125,000	93,250
Philippine Republic:
2.65% 12/10/45		105,000	70,362
2.95% 5/5/45		50,000	35,756
3.556% 9/29/32		200,000	180,022
5.95% 10/13/47		200,000	215,022
Polish Government 5.75% 11/16/32		135,000	142,079
Provincia de Cordoba 6.875% 12/10/25 (d)		400,000	317,000
Republic of Armenia 3.6% 2/2/31 (d)		100,000	76,456
Republic of Kenya:
6.3% 1/23/34 (d)		45,000	35,269
6.875% 6/24/24 (d)		130,000	119,925
7% 5/22/27 (d)		120,000	107,250
Republic of Nigeria:
6.125% 9/28/28 (d)		500,000	384,375
6.5% 11/28/27 (d)		95,000	75,406
7.625% 11/21/25 (d)		235,000	216,200
7.696% 2/23/38 (d)		85,000	59,075
Republic of Paraguay:
2.739% 1/29/33 (d)		300,000	237,431
4.95% 4/28/31 (d)		200,000	192,350
Republic of Senegal 6.25% 5/23/33 (d)		110,000	91,596
Republic of Serbia 2.125% 12/1/30 (d)		300,000	219,806
Republic of Uzbekistan 3.7% 11/25/30 (d)		300,000	243,806
Republic of Zambia 8.97% 7/30/27 (d)		115,000	52,325
Romanian Republic:
3% 2/27/27 (d)		250,000	224,500
3.625% 3/27/32 (d)		300,000	242,213
4% 2/14/51 (d)		75,000	49,819
Rwanda Republic 5.5% 8/9/31 (d)		200,000	146,850
South African Republic:
4.85% 9/27/27		85,000	80,925
4.85% 9/30/29		225,000	203,316
5% 10/12/46		125,000	89,320
5.75% 9/30/49		140,000	106,400
5.875% 4/20/32		85,000	77,988
State of Qatar:
3.75% 4/16/30 (d)		775,000	744,000
4.4% 4/16/50 (d)		1,855,000	1,685,731
4.625% 6/2/46 (d)		235,000	219,725
Sultanate of Oman:
4.75% 6/15/26 (d)		70,000	67,200
5.375% 3/8/27 (d)		500,000	486,875
5.625% 1/17/28 (d)		540,000	528,525
6.25% 1/25/31 (d)		200,000	199,250
6.5% 3/8/47 (d)		40,000	35,700
6.75% 1/17/48 (d)		200,000	183,250
Turkish Republic:
4.25% 3/13/25		500,000	466,250
4.25% 4/14/26		375,000	331,875
4.875% 10/9/26		500,000	445,000
4.875% 4/16/43		400,000	260,000
5.125% 2/17/28		250,000	215,000
5.75% 5/11/47		115,000	78,200
6.35% 8/10/24		170,000	169,235
6.375% 10/14/25		135,000	128,925
Ukraine Government:
0% 8/1/41 (d)(e)		100,000	29,363
7.253% 3/15/35 (d)		300,000	62,213
7.75% 9/1/24 (d)		290,000	78,808
7.75% 9/1/25 (d)		525,000	130,856
7.75% 9/1/26 (d)		400,000	89,950
7.75% 9/1/29 (d)		100,000	23,488
United Arab Emirates 4.05% 7/7/32 (d)		200,000	195,250
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	436,000	509,324
2.25% 9/7/23	GBP	1,064,000	1,270,714
United Mexican States:
3.25% 4/16/30		500,000	446,250
3.5% 2/12/34		185,000	154,198
3.75% 1/11/28		200,000	191,500
5.75% 10/12/2110		450,000	389,334
Uruguay Republic 5.1% 6/18/50		225,000	223,875
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $44,546,179)			37,954,414

Supranational Obligations - 0.0%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,240,278)	1,240,000	1,222,962

Common Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment, Inc. (m)	4,200	213,402
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (c)(m)	2,692	168,438
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	1,296	58,812
California Resources Corp. warrants 10/27/24 (m)	225	3,004
Denbury, Inc. (m)	28,577	2,565,072
EQT Corp.	5,600	237,496
Mesquite Energy, Inc. (c)(m)	3,883	240,164
		3,104,548
TOTAL ENERGY		3,272,986
TOTAL COMMON STOCKS (Cost $1,637,210)		3,486,388

Bank Loan Obligations - 5.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 5/1/28 (e)(f)(n)	1,488,665	1,426,513
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.9766% 4/30/27 (e)(f)(n)	1,240,554	1,208,920
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.9603% 8/1/29 (e)(f)(n)	260,000	207,350
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 8.1741% 11/1/24 (e)(f)(n)	992,187	829,846
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 3/9/27 (e)(f)(n)	1,500,000	1,127,220
		4,799,849
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.5714% 9/1/27 (e)(f)(n)	30,000	26,525
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.375% 8/5/28 (c)(e)(f)(n)	245,000	226,625
		253,150
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.284% 10/28/27 (e)(f)(n)	228,835	183,583
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.83% 2/1/27 (e)(f)(n)	992,327	966,636
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.1231% 1/31/28 (e)(f)(n)	1,000,000	967,750
CSC Holdings LLC Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 6.3731% 4/15/27 (e)(f)(n)	1,488,520	1,392,392
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.1439% 8/24/26 (e)(f)(n)	724,525	114,569
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.0714% 8/2/27 (e)(f)(n)	282,769	270,429
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7677% 12/1/28 (e)(f)(n)	213,338	207,356
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 9/19/26 (e)(f)(n)	650,187	644,362
Numericable LLC Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 7.1647% 7/31/25 (e)(f)(n)	1,240,157	1,187,451
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9365% 4/21/29 (e)(f)(n)	149,625	142,190
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.6741% 8/14/26 (e)(f)(n)	225,000	223,243
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 3/24/26 (e)(f)(n)	1,488,693	1,460,780
		7,760,741
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.4449% 2/1/29 (e)(f)(n)	2,644,293	2,551,082
TOTAL COMMUNICATION SERVICES		15,364,822
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.5787% 3/5/28 (e)(f)(n)	133,015	118,800
Avis Budget Car Rental LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.6865% 3/16/29 (e)(f)(n)	114,425	112,231
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.5799% 11/2/27 (e)(f)(n)	297,727	291,028
Novae LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.6963% 12/22/28 (e)(f)(n)	223,875	201,488
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 12/17/28 (e)(f)(n)	297,750	240,186
		963,733
Automobiles - 0.1%
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.3884% 6/3/28 (e)(f)(n)	1,240,554	1,118,049
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 7.7539% 6/11/26 (e)(f)(n)	100,000	97,031
CME Term SOFR 1 Month Index + 4.620% 8.4537% 6/11/26 (e)(f)(n)	144,275	139,844
		236,875
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0161% 8/12/28 (e)(f)(n)	345,923	341,167
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (e)(f)(n)	193,541	190,355
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.8214% 2/21/25 (e)(f)(n)	763,423	730,382
Mckissock Investment Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.7372% 3/10/29 (e)(f)(n)	94,525	90,862
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (e)(f)(n)	1,484,887	1,324,638
		2,677,404
Hotels, Restaurants & Leisure - 0.6%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.8939% 2/7/29 (e)(f)(n)	234,413	213,901
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.1286% 10/1/28 (e)(f)(n)	992,500	942,190
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 7/20/25 (e)(f)(n)	1,419,128	1,408,073
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6.8214% 12/22/24 (e)(f)(n)	90,000	89,317
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (e)(f)(n)	1,488,750	1,395,078
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4567% 7/21/28 (e)(f)(n)	1,488,750	1,395,703
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.1875% 6/29/29 (e)(f)(n)	139,650	138,358
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 1/15/30 (f)(n)(o)	450,000	447,611
Equinox Holdings, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 6.6741% 3/8/24 (e)(f)(n)	744,125	550,653
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.0865% 1/27/29 (e)(f)(n)	2,626,526	2,501,162
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 5.7539% 11/30/23 (e)(f)(n)	977,350	975,522
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 11/30/29 (f)(n)(o)	55,000	54,897
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.05% 10/20/24 (e)(f)(n)	641,467	635,052
GVC Holdings Gibraltar Ltd. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.5056% 10/31/29 (e)(f)(n)	300,000	296,475
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 8/2/28 (e)(f)(n)	1,488,722	1,472,912
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 11/22/28 (f)(n)(o)	165,000	159,999
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6.8958% 4/7/29 (e)(f)(n)	259,350	253,968
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 7.0974% 4/4/29 (e)(f)(n)	370,000	352,888
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.8919% 7/16/26 (e)(f)(n)	992,481	978,974
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.33% 2/7/27 (e)(f)(n)	992,276	968,709
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 7/21/28 (e)(f)(n)	760,584	722,433
		15,953,875
Household Durables - 0.0%
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.5439% 7/30/28 (e)(f)(n)	235,000	222,858
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.2349% 10/20/28 (e)(f)(n)	154,225	107,958
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.4365% 10/30/27 (e)(f)(n)	184,075	154,623
		485,439
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 3/5/28 (e)(f)(n)	4,061,835	3,898,346
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.5039% 10/19/27 (e)(f)(n)	387,405	367,148
Red Ventures LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 11/8/24 (e)(f)(n)	443,824	438,831
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 12/17/26 (e)(f)(n)	1,488,636	1,380,710
Uber Technologies, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.5696% 2/25/27 (e)(f)(n)	992,084	988,057
1 month U.S. LIBOR + 3.500% 8.2349% 4/4/25 (e)(f)(n)	446,503	445,386
		7,518,478
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 8.5714% 1/4/26 (e)(f)(n)	148,764	148,346
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 8.6875% 3/10/26 (e)(f)(n)	220,491	211,947
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5177% 11/6/27 (e)(f)(n)	348,740	345,144
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.0769% 7/7/28 (e)(f)(n)	168,719	113,885
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 4/15/28 (e)(f)(n)	1,240,578	934,912
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 10/20/28 (e)(f)(n)	372,180	349,850
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.4365% 10/20/28 (e)(f)(n)	470,000	443,121
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7606% 2/8/28 (e)(f)(n)	94,761	85,759
		2,272,671
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.6511% 2/17/29 (e)(f)(n)	1,481,250	1,427,555
TOTAL CONSUMER DISCRETIONARY		33,014,372
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 6.9032% 1/24/29 (e)(f)(n)	997,500	937,650
2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.6532% 1/24/30 (e)(f)(n)	1,000,000	868,750
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 3/31/28 (e)(f)(n)	1,488,695	1,369,599
		3,175,999
Food & Staples Retailing - 0.0%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 9.7949% 8/1/29 (e)(f)(n)	115,000	113,323
Food Products - 0.0%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.2606% 5/16/29 (e)(f)(n)	375,000	362,970
Household Products - 0.1%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4849% 12/22/26 (e)(f)(n)	992,424	940,223
TOTAL CONSUMER STAPLES		4,592,515
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 6/4/28 (e)(f)(n)	1,488,693	1,467,480
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.6865% 11/10/29 (e)(f)(n)	365,000	349,790
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (e)(f)(n)	1,428,475	1,301,927
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.1741% 9/29/28 (e)(f)(n)	1,487,908	1,474,264
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.0039% 7/18/25 (e)(f)(n)	211,609	206,160
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(h)(n)	71,751	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(h)(n)	31,000	0
		4,799,621
FINANCIALS - 0.4%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.3432% 2/27/28 (e)(f)(n)	992,443	976,316
Diversified Financial Services - 0.1%
Focus Financial Partners LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6/30/28 (f)(n)(o)	120,000	117,976
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.9365% 2/18/29 (e)(f)(n)	368,150	296,821
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.3214% 11/5/29 (e)(f)(n)	55,000	50,967
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 11/8/26 (e)(f)(n)	223,278	213,565
TransUnion LLC Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 11/16/26 (e)(f)(n)	991,287	963,848
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.3636% 2/9/27 (e)(f)(n)	269,325	256,869
		1,900,046
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.5714% 2/13/27 (e)(f)(n)	1,488,550	1,390,990
CME Term SOFR 1 Month Index + 5.750% 9.9157% 2/15/27 (e)(f)(n)	280,000	277,200
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4386% 11/12/27 (e)(f)(n)	992,481	962,091
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 2/28/25 (c)(f)(n)(o)	95,000	90,250
Asurion LLC:
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.3214% 1/20/29 (e)(f)(n)	1,500,000	1,148,745
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 7/31/27 (e)(f)(n)	1,736,776	1,501,877
HUB International Ltd. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.5268% 4/25/25 (e)(f)(n)	1,488,636	1,463,017
CME Term SOFR 1 Month Index + 4.000% 8.2202% 11/10/29 (e)(f)(n)	120,000	118,050
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 6.9241% 12/2/26 (e)(f)(n)	1,488,539	1,462,758
CME Term SOFR 1 Month Index + 3.750% 11/16/29 (f)(n)(o)	195,000	191,623
		8,606,601
TOTAL FINANCIALS		11,482,963
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Embecta Corp. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 6.5532% 3/31/29 (e)(f)(n)	184,940	177,659
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 5/4/28 (e)(f)(n)	253,892	249,291
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 10/23/28 (e)(f)(n)	397,875	377,429
Pathway Vet Alliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 3/31/27 (e)(f)(n)	148,864	130,522
		934,901
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.9532% 2/2/29 (e)(f)(n)	194,513	164,266
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.0458% 2/12/28 (e)(f)(n)	105,000	99,400
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.8236% 12/13/26 (e)(f)(n)	992,386	930,362
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 10/1/27 (e)(f)(n)	664,924	647,636
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (e)(f)(n)	880,627	875,722
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 11/15/28 (e)(f)(n)	1,492,500	1,433,367
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.63% 8/31/26 (e)(f)(n)	114,131	111,848
		4,262,601
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.4106% 2/15/29 (e)(f)(n)	2,132,337	1,942,559
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(n)(p)	362,319	330,072
Imprivata, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.9787% 12/1/27 (e)(f)(n)	144,638	137,858
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 4/6/28 (e)(f)(n)	24,937	21,155
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 9/30/26 (e)(f)(n)	314,782	310,567
		2,742,211
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (e)(f)(n)	219,409	218,187
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.5177% 8/1/27 (e)(f)(n)	675,045	652,370
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 5/5/28 (e)(f)(n)	358,983	355,842
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1875% 6/2/28 (e)(f)(n)	740,428	732,283
		1,740,495
TOTAL HEALTH CARE		9,898,395
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.4365% 6/9/29 (e)(f)(n)	164,588	158,183
TransDigm, Inc. Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 12/9/25 (e)(f)(n)	992,347	976,529
		1,134,712
Air Freight & Logistics - 0.0%
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.1865% 3/24/28 (e)(f)(n)	134,325	126,937
Airlines - 0.0%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9926% 4/20/28 (e)(f)(n)	95,000	94,339
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9926% 10/20/27 (e)(f)(n)	360,000	364,770
		459,109
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (e)(f)(n)	173,681	125,733
APi Group DE, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 1/3/29 (e)(f)(n)	986,339	975,243
Foley Products Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.4532% 12/29/28 (e)(f)(n)	139,288	132,063
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.0072% 1/24/29 (e)(f)(n)	620,000	607,991
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8588% 2/25/29 (e)(f)(n)	907,725	790,211
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1532% 4/29/29 (e)(f)(n)	370,000	340,400
		2,971,641
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.1865% 12/20/29 (e)(f)(n)	1,000,000	920,000
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.3287% 12/21/28 (e)(f)(n)	1,496,250	1,444,510
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 5/14/28 (e)(f)(n)	992,481	936,882
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.493% 6/21/24 (e)(f)(n)	1,736,257	1,527,281
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.9942% 5/3/29 (e)(f)(n)	199,500	193,764
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.5382% 6/30/28 (e)(f)(n)	84,573	79,499
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.8153% 6/21/28 (e)(f)(n)	627,462	594,916
Maverick Purchaser Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.3925% 2/16/29 (e)(f)(n)	673,312	661,954
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 4/11/29 (f)(n)(o)	495,000	444,263
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.1865% 8/4/28 (e)(f)(n)	300,000	295,374
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3365% 4/14/29 (e)(f)(n)	224,438	215,646
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.4365% 11/3/29 (e)(f)(n)	135,000	132,806
		7,446,895
Construction & Engineering - 0.1%
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.5865% 1/21/28 (e)(f)(n)	125,000	123,360
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 6/4/28 (e)(f)(n)	1,488,693	1,427,285
		1,550,645
Electrical Equipment - 0.1%
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9419% 10/14/27 (e)(f)(n)	377,233	359,786
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.0787% 5/13/29 (e)(f)(n)	208,365	207,455
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.5549% 3/2/27 (e)(f)(n)	992,424	966,373
		1,533,614
Professional Services - 0.1%
Cast & Crew Payroll LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 2/7/26 (e)(f)(n)	992,288	975,479
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.625% 6/2/28 (e)(f)(n)	992,481	816,316
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4241% 7/19/28 (e)(f)(n)	992,481	802,054
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.8365% 4/29/29 (e)(f)(n)	160,000	145,800
		2,739,649
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4907% 4/6/28 (e)(f)(n)	234,408	213,311
First Student Bidco, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.6532% 7/21/28 (e)(f)(n)	294,545	282,764
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.6532% 7/21/28 (e)(f)(n)	20,455	19,636
		515,711
TOTAL INDUSTRIALS		18,478,913
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 8/10/25 (e)(f)(n)	1,240,310	913,736
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.3214% 4/4/26 (e)(f)(n)	1,488,491	1,428,490
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.6123% 10/6/29 (e)(f)(n)	145,000	139,563
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 9/25/26 (e)(f)(n)	1,488,750	1,302,418
		3,784,207
Electronic Equipment & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6.5857% 7/1/29 (e)(f)(n)	1,000,000	988,130
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 3/31/28 (f)(n)(o)	155,000	148,800
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.0714% 8/10/27 (e)(f)(n)	992,386	982,462
		2,119,392
IT Services - 0.2%
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 10/31/26 (e)(f)(n)	1,063,899	1,044,483
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 8/19/28 (e)(f)(n)	370,000	360,750
Ion Trading Finance Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4241% 3/26/28 (e)(f)(n)	992,462	947,802
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 2/1/28 (e)(f)(n)	1,461,631	1,425,090
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.0865% 8/31/28 (e)(f)(n)	372,188	368,931
		4,147,056
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.8924% 7/6/29 (e)(f)(n)	365,000	361,602
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 6.7606% 8/17/29 (e)(f)(n)	390,000	379,926
		741,528
Software - 0.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.370% 9.5378% 3/10/27 (e)(f)(n)	145,833	141,458
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/19/26 (f)(n)(o)	190,000	188,754
AppLovin Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 8/15/25 (e)(f)(n)	393,402	381,108
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/10/28 (e)(f)(n)	992,500	937,635
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.000% 10.6897% 11/24/26 (e)(f)(n)	247,876	196,441
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1123% 7/6/29 (e)(f)(n)	695,000	686,076
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 4/30/25 (e)(f)(n)	842,638	822,448
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (e)(f)(n)	1,240,458	1,191,286
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (e)(f)(n)	500,000	452,815
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.83% 3/3/28 (e)(f)(n)	115,000	110,592
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 12/1/27 (e)(f)(n)	297,727	288,611
Hyland Software, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 7/1/24 (e)(f)(n)	149,223	146,892
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.6363% 3/1/29 (e)(f)(n)	399,650	378,920
MH Sub I LLC:
Tranche B 2LN, term loan 1 month U.S. LIBOR + 6.250% 10.649% 2/23/29 (e)(f)(n)	750,000	672,188
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.8214% 9/15/24 (e)(f)(n)	1,240,209	1,205,582
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 11/16/29 (f)(n)(o)	545,000	528,879
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 6/2/28 (e)(f)(n)	992,481	904,706
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (e)(f)(n)	1,488,750	1,430,599
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.38% 2/15/28 (e)(f)(n)	992,443	664,252
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 4/22/28 (e)(f)(n)	992,481	948,445
SS&C Technologies, Inc. Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 5.5039% 4/16/25 (e)(f)(n)	991,803	972,523
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (e)(f)(n)	870,308	839,481
2LN, term loan 1 month U.S. LIBOR + 5.250% 8.9983% 5/3/27 (e)(f)(n)	1,000,000	915,000
		15,004,691
Technology Hardware, Storage & Peripherals - 0.1%
Seattle Spinco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.0106% 3/1/27 (e)(f)(n)	1,677,176	1,647,825
TOTAL INFORMATION TECHNOLOGY		27,444,699
MATERIALS - 0.3%
Chemicals - 0.1%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 9/30/28 (e)(f)(n)	273,437	243,994
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (f)(n)(p)	40,220	35,889
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.5439% 11/4/27 (e)(f)(n)	125,000	117,500
2LN, term loan 1 month U.S. LIBOR + 7.750% 11.7936% 11/24/28 (e)(f)(n)	110,000	99,366
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3442% 8/29/29 (e)(f)(n)	82,940	82,500
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.669% 5/27/29 (e)(f)(n)	194,513	180,897
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 10/4/29 (f)(n)(o)	290,000	264,118
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 7/3/28 (e)(f)(n)	69,650	63,800
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.9345% 3/15/29 (e)(f)(n)	369,075	314,821
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.4481% 2/9/30 (c)(e)(f)(n)	95,000	72,200
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 1/20/26 (e)(f)(n)	822,233	807,844
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.8467% 12/1/26 (e)(f)(n)	106,961	91,184
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (e)(f)(n)	297,750	284,351
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.1647% 10/1/25 (e)(f)(n)	641,142	624,152
		3,282,616
Construction Materials - 0.1%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 8.4365% 4/1/29 (c)(e)(f)(n)	79,800	78,204
VM Consolidated, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 3/27/28 (e)(f)(n)	992,443	984,008
		1,062,212
Containers & Packaging - 0.1%
Berlin Packaging, LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0122% 3/11/28 (e)(f)(n)	992,462	960,207
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.0037% 4/13/29 (e)(f)(n)	977,813	942,631
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 9/24/28 (e)(f)(n)	1,240,602	1,221,025
		3,123,863
TOTAL MATERIALS		7,468,691
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 8/21/25 (e)(f)(n)	877,661	855,096
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8365% 8/1/25 (e)(f)(n)	195,000	193,477
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 8/1/25 (e)(f)(n)	992,424	973,092
		1,166,569
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9199% 8/27/28 (c)(e)(f)(n)	152,987	147,632
TOTAL UTILITIES		1,314,201
TOTAL BANK LOAN OBLIGATIONS (Cost $142,648,919)		134,714,288

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (e) (Cost $1,763,939)	1,750,000	1,685,517

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(i)		200,000	139,000
Telefonica Europe BV 3.875% (Reg. S) (e)(i)	EUR	100,000	95,345
			234,345
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 3.875% (Reg. S) (e)(i)	EUR	1,900,000	1,665,740
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Grupo Bimbo S.A.B. de CV 5.95% (d)(e)(i)		155,000	153,063
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (e)(i)	EUR	1,250,000	1,043,410
TOTAL CONSUMER STAPLES			1,196,473
FINANCIALS - 0.2%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (e)(i)	EUR	275,000	272,214
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (e)(i)	EUR	200,000	202,137
Banco Do Brasil SA 6.25% (d)(e)(i)		200,000	179,650
Banco Mercantil del Norte SA 6.75% (d)(e)(i)		400,000	382,400
Barclays PLC 7.125% (e)(i)	GBP	310,000	355,880
BNP Paribas SA 6.625% (Reg. S) (e)(i)		335,000	322,438
Itau Unibanco Holding SA 6.125% (d)(e)(i)		200,000	190,125
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(e)(i)		400,000	362,620
Societe Generale 7.875% (Reg. S) (e)(i)		200,000	196,920
			2,464,384
Capital Markets - 0.1%
Credit Suisse Group AG 7.5% (Reg. S) (e)(i)		995,000	820,875
UBS Group AG 7% (Reg. S) (e)(i)		200,000	198,000
			1,018,875
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (e)(i)		690,000	600,300
TOTAL FINANCIALS			4,083,559
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (e)	EUR	1,600,000	1,515,114
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (e)(i)		200,000	198,000
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (e)(i)	GBP	165,000	161,141
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (e)		350,000	324,373
TOTAL INDUSTRIALS			683,514
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 3.975% (d)(e)(i)		200,000	170,538
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(e)(i)		430,000	378,400
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (e)(i)	EUR	600,000	318,424
Citycon Oyj 4.496% (Reg. S) (e)(i)	EUR	215,000	137,164
CPI Property Group SA 3.75% (Reg. S) (e)(i)	EUR	315,000	166,110
Heimstaden Bostad AB 3.625% (Reg. S) (e)(i)	EUR	720,000	454,334
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (e)(i)	EUR	285,000	117,516
			1,193,548
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (e)(i)		345,000	324,300
SSE PLC:
3.74% (Reg. S) (e)(i)	GBP	100,000	109,004
4% (Reg. S) (e)(i)	EUR	105,000	99,429
			532,733
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (e)(i)	EUR	600,000	510,414
TOTAL UTILITIES			1,043,147
TOTAL PREFERRED SECURITIES (Cost $12,047,535)			12,164,378

Money Market Funds - 10.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (q) (Cost $269,624,735)	269,570,820	269,624,735

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.875% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	2,500,000	29,191
Option with an exercise rate of 5.25% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	2,550,000	18,729
Option with an exercise rate of 6.50% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	12/21/22	EUR	3,200,000	1,361

TOTAL PURCHASED SWAPTIONS (Cost $148,364)				49,281
TOTAL INVESTMENT IN SECURITIES - 114.8% (Cost $3,176,732,670)	2,931,286,898
NET OTHER ASSETS (LIABILITIES) - (14.8)%	(377,371,847)
NET ASSETS - 100.0%	2,553,915,051

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/52	(5,900,000)	(5,009,735)
2% 12/1/52	(1,950,000)	(1,655,760)
2% 12/1/52	(1,950,000)	(1,655,760)
2% 12/1/52	(3,900,000)	(3,311,520)
2% 12/1/52	(1,000,000)	(849,108)
2% 12/1/52	(1,350,000)	(1,146,295)
2% 12/1/52	(3,050,000)	(2,589,778)
2% 12/1/52	(2,850,000)	(2,419,957)
2% 12/1/52	(5,100,000)	(4,330,449)
2.5% 12/1/52	(3,900,000)	(3,421,769)
2.5% 12/1/52	(1,900,000)	(1,667,016)
2.5% 12/1/52	(3,850,000)	(3,377,900)
2.5% 12/1/52	(3,850,000)	(3,377,900)
2.5% 12/1/52	(1,900,000)	(1,667,016)
2.5% 12/1/52	(2,400,000)	(2,105,704)
2.5% 12/1/52	(2,450,000)	(2,149,573)
3% 12/1/52	(4,500,000)	(4,058,710)
3% 12/1/52	(2,700,000)	(2,435,226)
3.5% 12/1/52	(5,150,000)	(4,777,731)
4% 12/1/52	(1,400,000)	(1,336,209)

TOTAL GINNIE MAE		(53,343,116)

Uniform Mortgage Backed Securities
1.5% 12/1/37	(1,100,000)	(961,387)
1.5% 12/1/37	(4,300,000)	(3,758,148)
1.5% 12/1/52	(7,550,000)	(5,864,849)
2% 12/1/37	(4,100,000)	(3,683,082)
2% 12/1/37	(6,800,000)	(6,108,526)
2% 12/1/37	(2,050,000)	(1,841,541)
2% 12/1/52	(5,750,000)	(4,729,016)
2% 12/1/52	(11,500,000)	(9,458,031)
2% 12/1/52	(2,900,000)	(2,385,069)
2% 12/1/52	(2,900,000)	(2,385,069)
2% 12/1/52	(600,000)	(493,463)
2% 12/1/52	(2,850,000)	(2,343,947)
2% 12/1/52	(11,550,000)	(9,499,153)
2% 12/1/52	(11,550,000)	(9,499,153)
2% 12/1/52	(9,350,000)	(7,689,791)
2% 12/1/52	(5,750,000)	(4,729,016)
2% 12/1/52	(450,000)	(370,097)
2% 12/1/52	(1,200,000)	(986,925)
2.5% 12/1/37	(2,200,000)	(2,017,813)
2.5% 12/1/37	(1,300,000)	(1,192,344)
2.5% 12/1/37	(1,050,000)	(963,047)
2.5% 12/1/37	(2,450,000)	(2,247,109)
2.5% 12/1/52	(8,800,000)	(7,519,875)
2.5% 12/1/52	(2,950,000)	(2,520,867)
2.5% 12/1/52	(2,100,000)	(1,794,516)
2.5% 12/1/52	(2,950,000)	(2,520,867)
2.5% 12/1/52	(2,900,000)	(2,478,140)
2.5% 12/1/52	(1,200,000)	(1,025,437)
3% 12/1/52	(1,200,000)	(1,062,281)
3% 12/1/52	(1,600,000)	(1,416,375)
3% 12/1/52	(1,200,000)	(1,062,281)
3% 12/1/52	(2,350,000)	(2,080,301)
3.5% 12/1/52	(1,100,000)	(1,007,875)
4.5% 12/1/52	(1,200,000)	(1,168,126)
5% 12/1/52	(150,000)	(149,344)
5% 12/1/52	(800,000)	(796,500)
5% 12/1/52	(400,000)	(398,250)
5% 12/1/52	(950,000)	(945,843)
5% 12/1/52	(700,000)	(696,937)
5% 12/1/52	(800,000)	(796,500)
5% 12/1/52	(150,000)	(149,344)
5% 12/1/52	(150,000)	(149,344)
5% 12/1/52	(1,300,000)	(1,294,312)
5.5% 12/1/52	(3,200,000)	(3,236,500)
5.5% 12/1/52	(450,000)	(455,133)
6% 12/1/52	(950,000)	(971,820)
6% 12/1/52	(200,000)	(204,594)
6% 12/1/52	(1,150,000)	(1,176,414)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(120,284,352)

TOTAL TBA SALE COMMITMENTS (Proceeds $171,340,074)		(173,627,468)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	5	Dec 2022	409,488	14,309	14,309
Eurex Euro-Bund Contracts (Germany)	31	Dec 2022	4,544,592	69,494	69,494
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	8	Dec 2022	1,317,816	46,769	46,769
TME 10 Year Canadian Note Contracts (Canada)	23	Mar 2023	2,149,961	13,692	13,692

TOTAL BOND INDEX CONTRACTS					144,264

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	187	Mar 2023	38,402,203	99,927	99,927
CBOT 5-Year U.S. Treasury Note Contracts (United States)	58	Mar 2023	6,297,078	37,946	37,946
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	19	Mar 2023	2,273,469	22,669	22,669
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	24	Mar 2023	3,270,750	53,760	53,760

TOTAL TREASURY CONTRACTS					214,302

TOTAL PURCHASED					358,566

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	3	Dec 2022	374,710	(2,519)	(2,519)
ICE Long Gilt Contracts (United Kingdom)	11	Mar 2023	1,391,931	12,315	12,315

TOTAL BOND INDEX CONTRACTS					9,796

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	33	Mar 2023	3,745,500	(29,962)	(29,962)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	33	Mar 2023	3,582,820	(21,710)	(21,710)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	137	Mar 2023	17,399,000	(179,886)	(179,886)

TOTAL TREASURY CONTRACTS					(231,558)

TOTAL SOLD					(221,762)

TOTAL FUTURES CONTRACTS					136,804
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	26,000	USD	26,770	State Street Bank and Trust Co	12/01/22	285
EUR	238,000	USD	244,129	Bank of America, N.A.	12/08/22	3,675
EUR	130,000	USD	135,082	Goldman Sachs Bank USA	12/08/22	273
EUR	91,000	USD	94,722	JPMorgan Chase Bank, N.A.	12/08/22	27
EUR	36,000	USD	37,006	JPMorgan Chase Bank, N.A.	12/08/22	477
USD	29,847	AUD	44,000	BNP Paribas S.A.	12/08/22	(26)
USD	36,193	CAD	49,000	JPMorgan Chase Bank, N.A.	12/08/22	(239)
USD	44,429	CAD	59,000	JPMorgan Chase Bank, N.A.	12/08/22	563
USD	20,641,138	EUR	19,901,000	BNP Paribas S.A.	12/08/22	(79,584)
USD	104,332	EUR	100,000	Brown Brothers Harriman & Co	12/08/22	213
USD	144,828	EUR	140,000	HSBC Bank	12/08/22	(939)
USD	488,268	EUR	474,000	State Street Bank and Trust Co	12/08/22	(5,256)
USD	71,596	EUR	69,000	State Street Bank and Trust Co	12/08/22	(246)
USD	58,153	GBP	49,000	Bank of America, N.A.	12/08/22	(919)
USD	92,844	GBP	77,000	Brown Brothers Harriman & Co	12/08/22	16
USD	165,974	GBP	138,000	HSBC Bank	12/08/22	(393)
USD	132,135	GBP	111,000	JPMorgan Chase Bank, N.A.	12/08/22	(1,682)
USD	14,165,570	GBP	11,913,000	Royal Bank of Canada	12/08/22	(196,202)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(279,957)

Unrealized Appreciation						5,529
Unrealized Depreciation						(285,486)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		140,000	1,915	(2,061)	(146)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,440,000	19,700	(19,683)	17
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		480,000	6,567	(5,314)	1,253
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		430,000	5,883	(3,857)	2,026
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		470,000	6,430	(1,598)	4,832
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		760,000	10,397	(2,327)	8,070
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		240,000	3,283	(2,861)	422
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		820,000	11,218	(15,697)	(4,479)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		1,720,000	23,531	(7,950)	15,581
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		250,000	3,420	(373)	3,047
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		170,000	2,326	(2,382)	(56)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		530,000	7,251	(3,055)	4,196
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		630,000	8,619	(10,388)	(1,769)
CMBX N.A. AAA Index Series 13	Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly		1,870,000	25,583	(32,105)	(6,522)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		630,000	8,619	(2,519)	6,100
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		240,000	3,283	(3,348)	(65)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		240,000	3,283	(1,876)	1,407
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		300,000	4,104	(2,062)	2,042
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		310,000	4,241	(2,218)	2,023
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		480,000	6,567	0	6,567
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		360,000	4,925	(1,941)	2,984
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		640,000	8,756	(4,488)	4,268
Intesa Sanpaolo SpA	Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	650,000	986	(4,036)	(3,050)

TOTAL CREDIT DEFAULT SWAPS							180,887	(132,139)	48,748

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2024	1,592,000	(14,464)	0	(14,464)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	1,759,000	(14,509)	0	(14,509)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2029	337,000	(3,094)	0	(3,094)
TOTAL INTEREST RATE SWAPS							(32,067)	0	(32,067)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $547,636 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $509,294,038 or 19.9% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,477,016.
(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $110,087.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Non-income producing
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)	The coupon rate will be determined upon settlement of the loan after period end.
(p)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $402,538 and $365,961, respectively.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/19/22	28,125

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/15/22	48,466

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	-	623,882,494	354,257,759	1,747,241	-	-	269,624,735	0.6%
Total	-	623,882,494	354,257,759	1,747,241	-	-	269,624,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 3.56%	137,284,236	221,822	137,506,058	38,903	-	-	-
	137,284,236	221,822	137,506,058	38,903	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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